UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: August 31, 2011

Date of reporting period: November 30, 2010

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Tax Free Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.9%

Arizona — 0.4%
JP Morgan Chase Putters/Drivers Trust, Ser 3633, RB
0.300%, 12/06/10 (A)	$2,500	$2,500

California — 3.5%
California State, Municipal Securities Trust Receipts, Ser 136, GO, XLCA
0.310%, 12/01/10 (A)	8,930	8,930
Deutsche Bank Spears/Lifers Trust, Ser 477, RB, AGM, FGIC, AMBAC
0.300%, 12/03/10 (A)	1,000	1,000
Sacramento County, Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Ser 48, RB, FGIC
0.280%, 12/02/10 (A)(B)	4,400	4,400
Sacramento County, Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Ser 49, RB, FGIC
0.270%, 12/07/10 (A)(B)	2,400	2,400
San Jose, Financing Authority, Ser 3182X, RB, AMBAC
0.370%, 12/01/10 (A)	4,530	4,530

		21,260

Colorado — 3.5%
Colorado State, Educational & Cultural Facilities Authority, Fountain Valley School Project, RB
0.330%, 12/02/10 (A)(B)	5,440	5,440
Colorado State, Educational & Cultural Facilities Authority, National Jewish Federation Program, Ser A-8, RB
0.280%, 12/01/10 (A)(B)	2,760	2,760
Cornerstone, Metropolitan District No. 1, RB
0.310%, 12/02/10 (A)(B)	7,675	7,675
Southglenn, Metropolitan District, RB
0.290%, 12/02/10 (A)(B)	5,000	5,000

		20,875

Connecticut — 2.1%
Bridgeport, TAN
1.250%, 02/07/11	7,000	7,004

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.280%, 12/01/10 (A)(B)	$5,640	$5,640

		12,644

Delaware — 1.3%
Delaware State, Economic Development Authority, School House Project, RB
0.450%, 12/01/10 (A)(B)	4,000	4,000
New Castle County, University Courtyard Apartments Project, RB
0.290%, 12/02/10 (A)(B)	3,725	3,725

		7,725

Florida — 6.4%
Austin Trust, Variable Certificates, Ser 2007-1036, COP, AMBAC
0.330%, 12/02/10 (A)	7,100	7,100
BB&T Municipal Trust, Ser 1034, RB
0.350%, 12/01/10 (A)(B)	4,050	4,050
Collier County, Industrial Development Authority, Redlands Christian Migrant Project, RB
0.560%, 12/02/10 (A)(B)	400	400
Deutsche Bank Spears/Lifers Trust, Ser 530, COP, FGIC
0.280%, 12/02/10 (A)	16,250	16,250
Eclipse Funding Trust, Solar Eclipse - Miami, Ser 2007-0045, RB
0.290%, 12/01/10 (A)(B)	3,000	3,000
Jacksonville, Industrial Development Authority, Trailer Marine-Crowly Project, RB
0.350%, 12/01/10 (A)(B)	3,600	3,600
Miami-Dade County, Industrial Development Authority, American Public Media Group Project, RB
0.300%, 12/01/10 (A)(B)	4,000	4,000

		38,400

Illinois — 12.1%
BB&T Municipal Trust, Ser 5001, RB
0.430%, 12/06/10 (A)(B)	2,070	2,070
Bloomington, GO
0.330%, 12/06/10 (A)	1,550	1,550

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Tax Free Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Chicago, O’Hare International Airport, Ser 1284, RB, FGIC
0.350%, 12/04/10 (A)	$4,495	$4,495
Deutsche Bank Spears/Lifers Trust, Ser 400, GO, AGM
0.300%, 12/02/10 (A)	6,385	6,385
Deutsche Bank Spears/Lifers Trust, Ser 410, GO, FGIC
0.300%, 12/04/10 (A)	4,240	4,240
Deutsche Bank Spears/Lifers Trust, Ser 411, GO, FGIC
0.300%, 12/02/10 (A)	4,720	4,720
Deutsche Bank Spears/Lifers Trust, Ser 660, RB, NATL
0.300%, 12/06/10 (A)	2,946	2,946
Illinois State, Development Finance Authority, Christian Brothers Services Project, RB
0.500%, 12/01/10 (A)(B)	1,000	1,000
Illinois State, Development Finance Authority, Creative Children’s Academy Project, RB
0.680%, 12/02/10 (A)(B)	2,000	2,000
Illinois State, Development Finance Authority, McCormick Theological Project, Ser A, RB
0.310%, 12/01/10 (A)(B)	1,000	1,000
Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.310%, 12/01/10 (A)(B)	9,400	9,400
Illinois State, Finance Authority, RB
0.310%, 12/06/10 (A)	4,000	4,000
Macon County, Decatur Family YMCA Project, RB
0.300%, 12/01/10 (A)(B)	8,700	8,700
Schaumburg Village, Ser A, GO
0.310%, 12/02/10 (A)	600	600
Skokie Village, Economic Development Authority, Skokie Fashion Square Project, RB
0.660%, 12/02/10 (A)(B)	4,350	4,350
Springfield, Putters, Ser 1314, RB
0.280%, 12/02/10 (A)	15,290	15,290

		72,746

Indiana — 6.7%
East Porter County, School Building Corporation, Downtown Smyrna Project, Ser 144, RB, NATL
0.280%, 12/02/10 (A)	5,165	5,165
Indiana State, Finance Authority, Goodwill Industries Michiana Project, Ser A, RB
0.300%, 01/01/11 (A)(B)	2,330	2,330

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana State, Health & Educational Facilities Financing Authority, Greenwood Village South Project, Ser A, RB
0.280%, 12/02/10 (A)(B)	$9,215	$9,215
Indiana State, Industrial Development Finance Authority, Brebeuf Preparatory School Project, RB
0.480%, 12/02/10 (A)(B)	3,400	3,400
Indiana State, Industrial Development Finance Authority, Goodwill Industries Center Project, RB
0.370%, 12/02/10 (A)(B)	585	585
Indiana State, Industrial Development Finance Authority, Regional Council of Carpenters Project, RB
0.300%, 12/04/10 (A)(B)	1,030	1,030
Indiana State, Transportation Finance Authority, Municipal Securities Trust Receipts, RB
0.310%, 12/01/10 (A)	3,500	3,500
Marshall County, Industrial Economic Development Authority, Culver Educational Foundation Project, RB
0.290%, 12/02/10 (A)(B)	8,300	8,300
Puttable Floating Option Tax- Exempt Receipts, Ser 660, RB, NATL
0.380%, 01/01/11 (A)	7,025	7,025

		40,550

Iowa — 0.4%
Iowa State, Finance Authority, Morningside College Project, RB
0.300%, 12/01/10 (A)(B)	2,185	2,185

		2,185

Kentucky — 2.7%
JP Morgan Chase Putters/Drivers Trust, Ser 3615Z, RB
0.330%, 12/04/10 (A)	4,100	4,100
Kentucky State, Rural Water Finance Authority, Ser B-2, RB
1.250%, 01/01/11	3,000	3,001
Williamstown, League of Cities, Funding Trust, Ser B, RB
0.300%, 12/03/10 (A)(B)	9,250	9,250

		16,351

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Tax Free Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Maryland — 0.2%
Maryland State, Washington Suburban Sanitation District, Ser A, BAN
0.280%, 12/01/10 (A)	$1,300	$1,300

Massachusetts — 4.0%
Massachusetts State, Development Finance Agency, Bancroft School Issue, RB
0.280%, 12/02/10 (A)(B)	3,765	3,765
Massachusetts State, Development Finance Agency, Belmont Day School Project, RB
0.430%, 12/02/10 (A)(B)	4,205	4,205
Massachusetts State, Development Finance Agency, Exploration School Project, RB
0.260%, 12/02/10 (A)(B)	2,750	2,750
Massachusetts State, Development Finance Agency, Seven Hills Foundation Project, Ser A, RB
0.280%, 12/01/10 (A)(B)	500	500
Massachusetts State, Municipal Securities Trust Receipts, Ser 52, GO, FGIC
0.280%, 12/02/10 (A)(B)	2,300	2,300
Massachusetts State, Municipal Securities Trust Receipts, Ser SGC 51, GO, AMBAC
0.280%, 12/02/10 (A)(B)	7,625	7,625
Massachusetts State, Water Resources Authority, Sub-Ser B, RB
0.350%, 12/01/10 (A)(B)	2,700	2,700

		23,845

Michigan — 1.8%
Detroit City, School District, Putters, Ser 2954, GO, AGM
0.330%, 12/04/10 (A)	1,360	1,360
Lakeview, School District, School Building & Site Project, Ser B, GO
0.320%, 12/01/10 (A)	2,750	2,750
Lakewood, Public Schools, Putters, Ser 2624Z, GO, AGM
0.300%, 12/01/10 (A)	3,800	3,800
L’Anse Creuse, Public Schools, School Building & Site Project, GO
0.310%, 12/01/10 (A)	2,915	2,915

		10,825

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Minnesota — 2.2%
Arden Hills, Housing & Health Authority, Presbyterian Homes Project, Ser A, RB
0.300%, 12/01/10 (A)(B)	$200	$200
Austin, Industrial Development Authority, Supervalu Project, RB
0.280%, 12/01/10 (A)(B)	3,325	3,325
Minnesota State, Rural Water Finance Authority, Public Construction Projects, RB
0.650%, 04/15/11	4,000	4,000
St. Paul, Port Authority, Amherst H. Wilder Foundation, RB
0.300%, 12/01/10 (A)(B)	5,840	5,840

		13,365

Missouri — 1.2%
Missouri State, Health & Educational Facilities Authority, Drury University Project, RB
0.310%, 12/01/10 (A)(B)	2,730	2,730
Missouri State, Health & Educational Facilities Authority, St. Louis Priory School Project, RB
0.300%, 12/06/10 (A)(B)	3,200	3,200
Missouri State, Public Utilities Commission, Interim Constraint Notes, RB
2.000%, 08/01/11	1,330	1,341

		7,271

Nebraska — 1.8%
Deutsche Bank Spears/Lifers Trust, Ser 543, RB
0.280%, 12/02/10 (A)	6,090	6,090
Douglas County, Hospital Authority No. 3, RB
0.290%, 12/02/10 (A)	5,030	5,030

		11,120

Nevada — 1.7%
Eclipse Funding Trust, Solar Eclipse - Trucke, Ser 2007-0015, RB
0.270%, 12/02/10 (A)(B)	9,990	9,990

New Hampshire — 1.4%
New Hampshire State, Health & Education Facilities Authority, New London Hospital Project, RB
0.480%, 12/06/10 (A)(B)	8,615	8,615

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Tax Free Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey — 0.6%
Deptford Township, Ser A, BAN
1.000%, 11/11/11	$1,326	$1,328
Hudson County, Improvement Authority, Revenue Notes, RB
1.250%, 01/19/11	2,000	2,001

		3,329

New York — 14.4%
Albany, Industrial Development Agency, Albany Medical Center Hospital Project, Ser A, RB
0.290%, 12/02/10 (A)(B)	980	980
Amsterdam, Enlarged City School District, BAN
1.250%, 06/30/11	6,300	6,313
Austin Trust, Variable Certificates, Ser 2008-3508, RB, AGM
0.290%, 12/02/10 (A)	6,450	6,450
Cohoes City, School District, BAN
1.250%, 06/23/11	5,000	5,009
Forest City, New Rochelle, Revenue Bond Certificate Trust, RB
0.380%, 12/02/10 (A)(B)	1,050	1,050
Fulton City, School District, BAN
1.100%, 06/30/11	4,000	4,002
Liberty, Central School District, BAN
1.500%, 12/23/10	2,500	2,501
Long Island Power Authority, Sub- Ser 2, RB
0.300%, 12/01/10 (A)(B)	12,000	12,000
Nassau County, Interim Finance Authority, Ser D-2, RB
0.280%, 12/01/10 (A)	2,000	2,000
New York City Industrial Development Agency, United Jewish Appeal Project, Ser B, RB
0.250%, 12/01/10 (A)	200	200
New York City, Sub-Ser A-2, GO
0.300%, 12/01/10 (A)(B)	200	200
New York Liberty, Ser 41TP, RB
0.300%, 12/05/10 (A)(B)	2,000	2,000
New York State, Dormitory Authority, Culinary Institute of America Project, RB
0.260%, 12/02/10 (A)(B)	1,900	1,900
New York State, Dormitory Authority, Oxford University Press Project, RB
0.340%, 12/01/10 (A)(B)	1,645	1,645
New York State, Dormitory Authority, Ser 11663, RB
0.290%, 12/05/10 (A)	13,820	13,820

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, General Services Authority, RB
0.270%, 12/02/10 (A)(B)	$1,885	$1,884
New York State, Housing Finance Agency, 600 West 42nd Street Project, Ser A, RB
0.290%, 12/07/10 (A)(B)	6,800	6,800
New York State, Urban Development Authority, Putters, Ser 2283, RB, NATL
0.310%, 12/02/10 (A)	770	770
Plattsburgh City, School District, BAN
1.200%, 07/08/11	3,264	3,267
Rockland County, Industrial Development Agency, Shock Tech Project, RB
0.340%, 12/01/10 (A)(B)	620	620
Sales Tax Asset Receivable, Ser 2901, RB
0.320%, 12/01/10 (A)	10,800	10,800
St. Lawrence County, Industrial Development Agency, United Helpers Independant Leveraging Project, RB
0.320%, 12/01/10 (A)(B)	2,635	2,635

		86,846

Ohio — 1.2%
Akron, Various Purposes, BAN
1.250%, 12/09/10	3,850	3,851
Green, Health Care Revenue Authority, Greater Akron-Canton Project, RB
0.300%, 12/02/10 (A)(B)	960	960
Lima, Refunding & Improvement Authority, Lima Memorial Hospital Project, RB
0.370%, 12/02/10 (A)(B)	145	145
Montgomery County, Benjamin & Marian Project, Ser B, RB
0.310%, 12/01/10 (A)(B)	2,130	2,130

		7,086

Oklahoma — 0.5%
Oklahoma State, Development Finance Authority, Integris Project, Ser A3, RB, AGM
0.290%, 12/01/10 (A)	2,800	2,800

Pennsylvania — 4.4%
Allegheny County, Industrial Development Authority, Jewish Community Center Project, Ser B, RB
0.300%, 12/02/10 (A)(B)	2,840	2,840

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Tax Free Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Delaware Valley, Regioinal Financial Authority, Municipal Securities Trust Receipts, RB
0.290%, 12/04/10 (A)	$5,765	$5,765
Moon Township, Industrial Development Authority, YMCA Greater Pittsburgh Project, RB
0.270%, 12/02/10 (A)(B)	220	220
Pennsylvania State, Economic Development Financing Authority, RB
0.290%, 12/01/10 (A)(B)	3,965	3,965
RBC Municipal Products Trust, Ser C-13, RB
0.280%, 05/01/11 (A)(B)	4,000	4,000
RBC Municipal Products Trust, Ser E-16, RB
0.300%, 12/06/10 (A)(B)	10,000	10,000

		26,790

Puerto Rico — 4.7%
Austin Trust, Variable Certificates, Ser 2008-355, RB
0.410%, 12/02/10 (A)(B)	10,690	10,690
Deutsche Bank Spears/Lifers Trust, Ser 344, RB, NATL-RE AMBAC
0.290%, 12/02/10 (A)	5,000	5,000
Puerto Rico Commonwealth, Electric Power Authority, Municipal Securities Trust Receipts, Ser 36 A, RB
0.280%, 12/02/10 (A)(B)	1,500	1,500
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser A, RB
0.320%, 12/06/10 (A)(B)	1,000	1,000
Puerto Rico Commonwealth, Sales Tax Financing Authority, Ser 11758, RB
0.290%, 12/04/10 (A)	10,435	10,435

		28,625

South Carolina — 0.3%
Macon Trust, Variable Certificates, Ser 2007-303, RB
0.350%, 12/02/10 (A)(B)	1,810	1,810

Tennessee — 0.7%
Shelby County, Health Educational & Housing Facilities Board, Methodist Le Bonheur Project, Ser B, RB, AGM
0.284%, 12/07/10 (A)	4,000	4,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas — 4.0%
Gulf Coast, Industrial Development Authority, Petrounited Project, RB
0.276%, 12/02/10 (A)(B)	$1,500	$1,500
McKinney, Independent School District, Floaters, Ser 26TP, GO
0.270%, 12/02/10 (A)	9,935	9,935
Port of Port Arthur, Navigation District, Motiva Enterprises Project, RB
0.280%, 12/01/10 (A)	5,000	5,000
Port of Port Arthur, Navigation District, Motiva Enterprises Project, Ser B, RB
0.280%, 12/01/10 (A)	3,500	3,500
Port of Port Arthur, Navigation District, Motiva Enterprises Project, Ser C, RB
0.290%, 12/01/10 (A)	4,400	4,400

		24,335

Washington — 4.7%
Tacoma, Regional Water Supply System, Merlots, Ser B05, RB, NATL
0.300%, 12/05/10 (A)	12,785	12,785
University of Washington, Floaters, Ser 3005, RB
0.320%, 12/02/10 (A)	2,350	2,350
Washington State, Health Care Facilities Authority, Multicare Health System Project, Ser D, RB, AGM
0.284%, 12/01/10 (A)	8,500	8,500
Washington State, Health Care Facilities Authority, Swedish Health Services Project, RB
0.330%, 12/01/10 (A)(B)	4,680	4,680
Washington State, Housing Finance Commission, Tacoma Art Museum Project, RB
0.300%, 12/01/10 (A)(B)	100	100

		28,415

Wisconsin — 4.5%
Milwaukee, Redevelopment Authority, Montessori Society School Project, RB
0.300%, 12/01/10 (A)(B)	1,275	1,275
Wisconsin State, Health & Educational Facilities Authority, Meriter Hospital Project, Ser C, RB
0.300%, 12/01/10 (A)(B)	2,200	2,200

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Tax Free Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wisconsin State, Health & Educational Facilities Authority, Ser 2113, RB
0.350%, 12/02/10 (A)	$23,952	$23,952

		27,427

Multi-State — 5.5%
BB&T Municipal Trust, Ser 1007, RB
0.330%, 12/02/10 (A)(B)	975	975
BB&T Municipal Trust, Ser 1015, RB
0.330%, 12/05/10 (A)(B)	4,000	4,000
BB&T Municipal Trust, Ser 1039, RB
0.330%, 12/02/10 (A)(B)	6,580	6,580
BB&T Municipal Trust, Ser 2008, RB
0.290%, 12/02/10 (A)(B)	7,245	7,245
BB&T Municipal Trust, Ser 2013, COP
0.290%, 12/02/10 (A)(B)	6,200	6,200
BB&T Municipal Trust, Ser 2031, RB, AGM
0.300%, 12/02/10 (A)	700	700
BB&T Municipal Trust, Ser 5000, RB
0.430%, 12/01/10 (A)(B)	7,408	7,408

		33,108

Total Municipal Bonds (Cost $596,138) ($ Thousands)		596,138

Total Investments — 98.9% (Cost $596,138) ($ Thousands)†		$596,138

Percentages are based on Net Assets of $602,651 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2010. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(B)	Securities are held in connection with a letter of credit issued by a major bank.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

TAN — Tax Anticipation Note

XLCA — XL Capital Assurance

†	For Federal Tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of November 30, 2010, all of the Fund’s investments are Level 2 in accordance with ASC 820.

During the period ended November 30, 2010 there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 101.3%

Alabama — 0.7%
Birmingham, Special Care Facilities Financing Authority, Benevolent Home Episcopal Project, RB
0.450%, 12/01/10 (A)(B)	$1,100	$1,100
JP Morgan Chase Putters/Drivers Trust, Ser 3516, RB, AGM
0.330%, 12/02/10 (B)	5,000	5,000

		6,100

Arizona — 2.5%
Pima County, Industrial Development Authority, RB
0.370%, 12/03/10 (B)	9,300	9,300
Tempe, Industrial Development Authority, Friendship Village Project, Ser C, RB
0.280%, 12/02/10 (A)(B)	13,480	13,480

		22,780

Arkansas — 0.6%
JP Morgan Chase Putters/Drivers Trust, Ser 3693Z, RB, NATL-RE FGIC
0.330%, 12/02/10 (B)	5,345	5,345

California — 9.8%
California State, Communities Development Authority, Ser 3048, RB
0.350%, 12/05/10 (B)	17,000	17,000
California State, Municipal Securities Trust Receipts, Ser 135, GO, AMBAC
0.310%, 12/01/10 (B)	17,650	17,650
California State, Municipal Securities Trust Receipts, Ser 136, GO, XLCA
0.310%, 12/01/10 (B)	2,180	2,180
Deutsche Bank Spears/Lifers Trust, Ser 386, GO, FGIC
0.280%, 12/02/10 (B)	1,745	1,745
JP Morgan Chase Putters/Drivers Trust, Ser 3656Z, GO, NATL
0.330%, 12/02/10 (B)	3,500	3,500
JP Morgan Chase Putters/Drivers Trust, Ser 3790Z, GO, AGM
0.380%, 12/02/10 (B)	4,695	4,695
Palomar Pomerado, Health & Educational Facilities Authority, Ser 2234, GO, NATL
0.330%, 12/02/10 (B)	20,190	20,190

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Sacramento County, Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Ser 48, RB, FGIC
0.280%, 12/02/10 (A)(B)	$8,500	$8,500
Sacramento County, Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Ser 49, RB, FGIC
0.270%, 12/07/10 (A)(B)	5,100	5,100
San Diego County, Museum of Art Project, COP
0.510%, 12/02/10 (A)(B)	1,200	1,200
Sequoia, Union High School District, Ser 2160, GO, AGM
0.310%, 12/02/10 (B)	6,965	6,965

		88,725

Colorado — 1.0%
Colorado State, Educational & Cultural Facilities Authority, National Jewish Federal Building Project, RB
0.280%, 12/01/10 (A)(B)	400	400
Colorado State, Health Facilities Authority, RB, AGM
0.300%, 12/01/10 (B)	3,715	3,715
Denver, Urban Renewal Authority, Stapleton Project, Ser A-2, TA
0.300%, 12/07/10 (A)(B)	4,795	4,795

		8,910

Connecticut — 1.7%
Bridgeport, TAN
1.250%, 02/07/11	13,000	13,007
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.280%, 12/01/10 (A)(B)	2,000	2,000

		15,007

Delaware — 0.5%
New Castle County, University Courtyard Apartments Project, RB
0.290%, 12/02/10 (A)(B)	4,445	4,445

Florida — 3.2%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
0.310%, 12/01/10 (A)(B)	2,840	2,840
BB&T Municipal Trust, Ser 1034, RB
0.350%, 12/01/10 (A)(B)	1,450	1,450

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Deutsche Bank Spears/Lifers Trust, Ser 492, RB, AMBAC
0.280%, 12/05/10 (B)	$2,335	$2,335
Deutsche Bank Spears/Lifers Trust, Ser 538, RB, AMBAC
0.300%, 12/02/10 (B)	2,210	2,210
Deutsche Bank Spears/Lifers Trust, Ser 553, COP, FGIC
0.280%, 12/02/10 (B)	2,895	2,895
Florida State, Board of Education, Municipal Securities Trust Receipts, Ser 138, GO, NATL
0.350%, 12/01/10 (B)	2,690	2,690
JP Morgan Chase Putters/Drivers Trust, Ser 3359, RB, NATL-RE FGIC
0.330%, 12/02/10 (B)	4,590	4,590
Palm Beach County, Henry Morrison Flagler Project, RB
0.330%, 12/02/10 (A)(B)	5,875	5,875
Palm Beach County, Public Improvement Authority, Spears, Ser 184, RB, AMBAC
0.300%, 12/02/10 (B)	3,975	3,975
Sarasota County, Continuing Living Retirement Authority, Glenridge Palmer Project, RB
0.310%, 12/01/10 (A)(B)	200	200

		29,060

Georgia — 5.5%
Catoosa County, Industrial Development Authority, Galaxy Carpet Project, RB
0.360%, 12/02/10 (A)(B)	6,500	6,500
Macon, Water Authority, Ser A, RB
0.300%, 12/02/10 (B)	5,225	5,225
Main Street Natural Gas, Ser A, RB
0.300%, 12/02/10 (B)	35,000	35,000
Middle Coastal, Unified Development Authority, YMCA Coastal Project, RB
0.510%, 12/02/10 (A)(B)	2,765	2,765

		49,490

Idaho — 0.2%
Ammon, Urban Renewal Agency, Tax Increment, Ser A, TA
0.380%, 12/02/10 (A)(B)	1,410	1,410

Illinois — 4.6%
Chicago, Housing Authority, Putters, Ser 2933Z, RB, AGM
0.330%, 12/02/10 (B)	4,960	4,960

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Chicago, Municipal Securities Trust Receipts, Ser 56 A, GO, FGIC
0.280%, 12/02/10 (A)(B)	$3,275	$3,275
Chicago, O’Hare International Airport, Ser 1284, RB, FGIC
0.350%, 12/04/10 (B)	2,200	2,200
Deutsche Bank Spears/Lifers Trust, Ser 475, GO, AGM
0.280%, 12/02/10 (B)	6,375	6,375
Deutsche Bank Spears/Lifers Trust, Ser 534, RB, AMBAC
0.280%, 12/02/10 (B)	2,280	2,280
Deutsche Bank Spears/Lifers Trust, Ser 555, GO, AGM
0.300%, 12/06/10 (B)	1,600	1,600
Illinois State, Finance Authority, Glenkirk Project, RB
0.330%, 12/02/10 (A)(B)	1,840	1,840
Illinois State, Finance Authority, RB
0.310%, 12/06/10 (B)	2,855	2,855
Illinois State, International Port District, RB
0.650%, 12/03/10 (A)(B)	4,000	4,000
JP Morgan Chase Putters/Drivers Trust, Ser 3721, RB
0.410%, 12/02/10 (B)	5,230	5,230
Regional Transportation Authority, Municipal Securities Trust Receipts, Ser 55 A, RB, FGIC
0.280%, 12/04/10 (A)(B)	4,835	4,835
Village of Peoria Heights, Christian School Project, RB
0.310%, 12/01/10 (A)(B)	2,260	2,260

		41,710

Indiana — 5.0%
East Porter County, School Building Authority, Spears, Ser DB-145, RB, NATL
0.280%, 12/02/10 (B)	5,685	5,685
Eclipse Funding Trust, Solar Eclipse - IPS Multi-School Building Project, Ser 2007-0026, RB
0.270%, 12/02/10 (A)(B)	2,000	2,000
Fort Wayne, Industrial Economic Development Authority, St. Francis University Project, RB
0.270%, 12/02/10 (A)(B)	1,700	1,700
Indiana State, Development Finance Authority, Lutheran Project, RB
0.270%, 12/02/10 (A)(B)	3,735	3,735
Indiana State, Finance Authority, Floyd Memorial Hospital Project, RB
0.300%, 12/01/10 (A)(B)	1,065	1,065

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana State, Finance Authority, Howard Regional Health Systems Project, Ser B, RB
0.300%, 12/01/10 (A)(B)	$9,090	$9,090
Indianapolis, Industrial Development Authority, Joint & Clutch Service Project, RB
1.489%, 12/02/10	1,000	1,000
JP Morgan Chase Putters/Drivers Trust, Ser 3639Z, RB, AGM
0.330%, 12/07/10 (B)	1,625	1,625
Puttable Floating Option Tax- Exempt Receipts, Ser 661, RB, NATL
0.380%, 12/06/10 (B)	4,205	4,205
Puttable Floating Option Tax- Exempt Receipts, Ser 662, RB, NATL
0.380%, 12/06/10 (B)	10,000	10,000
Puttable Floating Option Tax- Exempt Receipts, Ser 663, RB, NATL
0.380%, 03/01/11 (B)	4,945	4,945

		45,050

Iowa — 2.8%
Indianapolis, Industrial Development Authority, Joint & Clutch Apprenticeship Project, RB
0.300%, 01/01/11 (A)(B)	1,135	1,135
Iowa State, Finance Authority, Graceland University Project, RB
0.503%, 12/02/10 (A)(B)	2,860	2,860
Iowa State, Finance Authority, PAHC Project, RB
0.330%, 12/02/10 (A)(B)	6,020	6,020
Iowa State, Higher Education Loan Authority, Private College - University Dubuque Project, RB
0.300%, 12/01/10 (A)(B)	500	500
Iowa State, Higher Education Loan Authority, Private College Facilities, St. Ambrose Project, RB
0.300%, 12/01/10 (A)(B)	5,345	5,345
JP Morgan Chase Putters/Drivers Trust, Ser 3543, RB, AGM
0.350%, 12/06/10 (B)	4,995	4,995
Mason City, Industrial Development Authority, Supervalu Project, RB
0.280%, 12/01/10 (A)(B)	4,625	4,625

		25,480

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Kansas — 0.2%
University of Kansas, Hospital Authority, Health Systems Project, RB
0.300%, 12/01/10 (A)(B)	$1,945	$1,945

Kentucky — 1.6%
Daviess County, Wendell Fosters Campus Project, RB
0.310%, 12/01/10 (A)(B)	2,730	2,730
JP Morgan Chase Putters/Drivers Trust, Ser 3615Z, RB
0.330%, 12/04/10 (B)	3,275	3,275
Kentucky State, Rural Water Finance Authority, Ser B-2, RB
1.250%, 01/01/11	4,000	4,002
Louisville/Jefferson County, Metropolitan Government, Louisville Presbyterian Project, RB
0.310%, 12/01/10 (A)(B)	3,900	3,900
Simpson County, Franklin Medical Center Project, RB
0.350%, 12/02/10 (A)(B)	215	215

		14,122

Louisiana — 0.1%
Louisiana State, Public Facilities Authority, St. Martins Episcopal School Project, RB
0.680%, 12/02/10 (A)(B)	1,330	1,330

Maine — 0.1%
Portland, Industrial Development Authority, W.W. Grainger Project, RB
0.650%, 12/01/10 (B)	1,315	1,315

Massachusetts — 3.2%
JP Morgan Chase Putters/Drivers Trust, Ser 3691, RB, AMBAC
0.310%, 12/02/10 (B)	1,425	1,425
JP Morgan Chase Putters/Drivers Trust, Ser 3699, GO, AMBAC
0.310%, 12/02/10 (B)	4,600	4,600
Massachusetts State, Development Finance Agency, Assumption College Project, Ser A, RB
0.480%, 12/01/10 (A)(B)	13,010	13,010
Massachusetts State, Development Finance Agency, Bancroft School Issue, RB
0.280%, 12/02/10 (A)(B)	3,760	3,760

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Development Finance Agency, Belmont Day School Project, RB
0.430%, 12/02/10 (A)(B)	$2,105	$2,105
Massachusetts State, Development Finance Agency, Marino Foundation Project, RB
0.560%, 12/02/10 (A)(B)	1,395	1,395
Massachusetts State, Development Finance Agency, Seven Hills Foundation Project, Ser A, RB
0.280%, 12/01/10 (A)(B)	1,500	1,500
Massachusetts State, Municipal Securities Trust Receipts, Ser 52, GO, FGIC
0.280%, 12/02/10 (A)(B)	700	700

		28,495

Michigan — 1.3%
Lakeview, School District, School Building & Site Project, Ser B, GO
0.320%, 12/01/10 (B)	3,600	3,600
L’Anse Creuse, Public Schools, School Building & Site Project, GO
0.310%, 12/01/10 (B)	4,415	4,415
Michigan State, Strategic Fund, Kalamazoo Christian School Project, RB
0.310%, 12/01/10 (A)(B)	3,500	3,500

		11,515

Minnesota — 3.5%
Blaine, Industrial Development Authority, Supervalue Project, RB
0.280%, 12/01/10 (A)(B)	2,255	2,255
Bloomington, Commercial Development Authority, ATS II Project, RB
0.260%, 12/02/10 (A)(B)	650	650
Brooklyn Center, Revenue Authority, Brookdale Corporation II Project, RB
0.300%, 12/01/10 (A)(B)	3,200	3,200
Minnanoka, North Suburban Hospital District, Health Care Project, RB
0.300%, 12/01/10 (A)(B)	1,075	1,075
Minneapolis, Revenue Authority, Minnehaha Academy Project, RB
0.300%, 12/01/10 (A)(B)	6,064	6,064

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Minneapolis, Revenue Authority, People Serving People Project, Ser A, RB
0.300%, 12/01/10 (A)(B)	$855	$855
Minnesota State, Rural Water Finance Authority, Public Construction Projects, RB
0.650%, 04/15/11	7,000	7,000
Minnesota State,Higher Education Facilities Authority, Concordia University at St. Paul, Ser 6Q, RB
0.360%, 12/01/10 (A)(B)	5,000	5,000
Roseville, Healthcare Facilities Authority, Presbyterian Homes Project, RB
0.300%, 12/01/10 (A)(B)	1,560	1,560
Woodbury, Saint Ambrose Project, RB
0.450%, 12/01/10 (A)(B)	4,200	4,200

		31,859

Mississippi — 0.3%
Prentiss County, Industrial Development Authority, Eastern Heidelberg Project, Ser A, RB
0.650%, 12/01/10 (A)(B)	2,500	2,500

Missouri — 1.0%
Missouri State, Health & Educational Facilities Authority, De Smet Jesuit High School Project, RB
0.300%, 12/01/10 (A)(B)	200	200
Missouri State, Health & Educational Facilities Authority, Drury College Project, RB
0.310%, 12/01/10 (A)(B)	775	775
Missouri State, Public Utilities Commission, Interim Constraint Notes, RB
2.000%, 08/01/11	2,000	2,016
North Kansas City, Hospital Revenue Authority, RB
0.310%, 12/01/10 (A)(B)	4,300	4,300
St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB
0.280%, 12/02/10 (A)(B)	1,300	1,300

		8,591

Nebraska — 2.5%
Central Plains, Energy Project #2, RB
0.280%, 12/02/10 (B)	20,115	20,115

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Norfolk, Industrial Development Revenue Authority, Supervalu Project, RB
0.280%, 12/01/10 (A)(B)	$2,800	$2,800

		22,915

Nevada — 0.9%
Washoe County, Economic Development Authority, Sierra Nevada College Project, RB
0.300%, 12/03/10 (B)	8,275	8,275

New Hampshire — 1.6%
New Hampshire State, Health & Education Facilities Authority, Ser 11819, RB
0.290%, 12/02/10 (B)	14,750	14,750

New Jersey — 1.7%
Bedminster Township, BAN
1.250%, 12/10/10	2,456	2,457
Deptford Township, Ser A, BAN
1.000%, 11/11/11	3,000	3,004
Deutsche Bank Spears/Lifers Trust, Ser 511, RB, NATL
0.280%, 12/02/10 (B)	6,575	6,575
Hudson County, Improvement Authority, Revenue Notes, RB
1.250%, 01/19/11	3,000	3,002

		15,038

New York — 9.3%
Amsterdam, Enlarged City School District, BAN
1.250%, 06/30/11	8,700	8,718
Chautauqua County, Industrial Development Agency, Ser A, RB
0.290%, 12/02/10 (A)(B)	4,000	4,000
Cohoes City, School District, BAN
1.250%, 06/23/11	4,785	4,794
Forest City, New Rochelle, Revenue Bond Certificate Trust, RB
0.380%, 12/02/10 (A)(B)	2,655	2,655
Fulton City, School District, BAN
1.100%, 06/30/11	5,695	5,698
JP Morgan Chase Putters/Drivers Trust, Ser 3541Z, RB, NATL-RE FGIC
0.310%, 12/02/10 (B)	4,995	4,995
Liberty, Central School District, BAN
1.500%, 12/23/10	3,500	3,501

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Housing Development Authority, Multi- Family - The Crest Project, Ser A, RB
0.290%, 12/01/10 (A)(B)	$2,700	$2,700
New York City, Sub-Ser A-4, GO
0.310%, 12/01/10 (A)(B)	400	400
New York State, Dormitory Authority, Oxford University Press Project, RB
0.340%, 12/01/10 (A)(B)	2,330	2,330
New York State, Dormitory Authority, Ser 11559, RB
0.290%, 12/02/10 (B)	3,500	3,500
New York State, Dormitory Authority, Ser 11663, RB
0.290%, 12/05/10 (B)	9,855	9,855
New York State, Thruway Authority, Ser 2800, RB
0.320%, 12/01/10 (B)	14,865	14,865
Plattsburgh City, School District, BAN
1.200%, 07/08/11	3,800	3,803
Sales Tax Asset Receivable, Putters, Ser 599, RB, NATL
0.310%, 12/02/10 (B)	3,080	3,080
Southeast New York, BAN
1.250%, 10/14/11	4,600	4,620
Triborough Bridge & Tunnel Authority, Municipal Securities Trust Receipts, Ser 54 A, RB, FGIC
0.280%, 12/02/10 (A)(B)	3,830	3,830
Triborough Bridge & Tunnel Authority, Sub-Ser B-3, RB
0.280%, 12/06/10 (B)	300	300

		83,644

North Carolina — 3.6%
BB&T Municipal Trust, Ser 1021, RB
0.330%, 12/02/10 (A)(B)	3,045	3,045
BB&T Municipal Trust, Ser 1024, RB
0.350%, 12/02/10 (A)(B)	4,900	4,900
BB&T Municipal Trust, Ser 1025, RB
0.350%, 12/06/10 (A)(B)	10,795	10,795
BB&T Municipal Trust, Ser 1027, RB
0.350%, 12/06/10 (A)(B)	6,590	6,590
North Carolina State, Educational Facilities Finance Agency, Wingate University Project, RB
0.300%, 12/02/10 (A)(B)	7,420	7,420

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Carolina State, Medical Care Commission, Sisters of Mercy Services Project, RB
0.300%, 12/06/10 (A)(B)	$125	$125

		32,875

Ohio — 2.4%
Akron, Various Purposes, BAN
1.250%, 12/09/10	5,000	5,001
Cuyahoga County, Cleveland Clinic Project, Sub-Ser B1, RB
0.270%, 12/01/10 (B)	100	100
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.310%, 12/06/10 (A)(B)	3,165	3,165
Hamilton County, Economic Development Authority, Cincinnati Symphony Orchestra Project, RB
0.300%, 12/02/10 (A)(B)	3,055	3,055
Summit County, Port Authority, Barberton YMCA Project, RB
0.310%, 12/06/10 (A)(B)	2,960	2,960
University of Toledo, Municipal Securities Trust Receipts, Ser SGA 125, RB, FGIC
0.290%, 12/01/10 (B)	7,700	7,700

		21,981

Pennsylvania — 2.0%
Allegheny County, Industrial Development Authority, Sacred Heart High School Project, RB
0.270%, 12/02/10 (A)(B)	1,100	1,100
Allegheny County, Redevelopment Authority, Brentwood Town Square Project, Ser A, TA
0.300%, 12/02/10 (A)(B)	1,490	1,490
Pennsylvania State, Economic Development Financing Authority, RB
0.290%, 12/01/10 (A)(B)	6,300	6,300
Pennsylvania State, Higher Educational Facilities Authority, Association of Independent Colleges Project, Ser I-5, RB
0.270%, 12/02/10 (A)(B)	3,400	3,400
RBC Municipal Products Trust, Ser E-12, RB
0.300%, 12/06/10 (A)(B)	4,000	4,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

West Cornwall Township, Municipal Authority, Senior Living Facility - Lebanon Valley, RB
0.260%, 12/02/10 (A)(B)	$1,995	$1,995

		18,285

Puerto Rico — 5.8%
Austin Trust, Variable Certificates, Ser 2008-355, RB
0.410%, 12/02/10 (A)(B)	11,500	11,500
Deutsche Bank Spears/Lifers Trust, Ser 344, RB, NATL-RE AMBAC
0.290%, 12/02/10 (B)	1,565	1,565
Puerto Rico Commonwealth, Electric Power Authority, Municipal Securities Trust Receipts, Ser 36 A, RB
0.280%, 12/02/10 (A)(B)	8,160	8,160
Puerto Rico Commonwealth, Sales Tax Financing Authority, Ser 11758, RB
0.290%, 12/04/10 (B)	22,800	22,800
Puerto Rico Commonwealth, Sales Tax Financing Authority, Ser 11762, RB
0.286%, 12/02/10 (B)	1,000	1,000
Puerto Rico Commonwealth, Sales Tax Financing Authority, Ser 11765, RB
0.290%, 12/04/10 (B)	7,200	7,200

		52,225

Rhode Island — 0.6%
Rhode Island State, Health & Educational Building Authority, Jewish Seniors Agency Project, RB
0.300%, 12/01/10 (A)(B)	5,605	5,605

South Carolina — 1.1%
BB&T Municipal Trust, Ser 1013, COP
0.330%, 12/02/10 (A)(B)	500	500
Macon Trust, Variable Certificates, Ser 2007-303, RB
0.350%, 12/02/10 (A)(B)	4,600	4,600
South Carolina State, Public Service Authority, Putters, Ser 1203, RB, AMBAC
0.330%, 12/05/10 (B)	4,800	4,800

		9,900

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

South Dakota — 0.4%
Watertown, Industrial Development Revenue Authority, Supervalu Project, RB
0.280%, 12/01/10 (A)(B)	$3,900	$3,900

Texas — 3.9%
Deutsche Bank Spears/Lifers Trust, Ser 514, GO
0.280%, 12/05/10 (B)	7,405	7,405
Deutsche Bank Spears/Lifers Trust, Ser 533, RB, AMBAC
0.280%, 12/05/10 (B)	3,615	3,615
Deutsche Bank Spears/Lifers Trust, Ser 548, RB, FGIC
0.280%, 12/02/10 (B)	3,915	3,915
Eclipse Funding Trust, Solar Eclipse - El Paso, Ser 2006-0071, GO
0.280%, 12/02/10 (A)(B)	3,900	3,900
Port of Port Arthur, Navigation District, Motiva Enterprises Project, RB
0.290%, 12/01/10 (B)	15,000	15,000
Tom Green County, Health Facilities Development, Universal Health Services Project, RB
0.380%, 12/01/10 (A)(B)	1,000	1,000

		34,835

Utah — 1.2%
Lehi. Electric Utility Revenue Authority, RB
0.340%, 12/02/10 (A)(B)	7,100	7,100
West Valley, Industrial Development Authority, Johnson Matthey Project, RB
0.290%, 12/01/10 (A)(B)	3,850	3,850

		10,950

Vermont — 0.4%
Winooski, Special Obligation, Ser A, TA
0.290%, 12/01/10 (A)(B)	4,000	4,000

Washington — 3.2%
Central Puget Sound, Regional Transit Authority, Putters, Ser 2625Z, RB, AGM
0.300%, 12/01/10 (B)	100	100
Eclipse Funding Trust, RB
0.290%, 12/01/10 (A)(B)	3,100	3,100
University of Washington, Floaters, Ser 3005, RB
0.320%, 12/02/10 (B)	10,250	10,250

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Washington State Housing Finance Commission, RB
0.280%, 12/02/10 (A)(B)	$4,800	$4,800
Washington State, Health Care Facilities Authority, Ser 11723, RB
0.290%, 12/02/10 (B)	7,310	7,310
Washington State, Health Care Facilities Authority, Swedish Health Services Project, RB
0.330%, 12/01/10 (A)(B)	2,600	2,600
Washington State, Housing Finance Commission, Annie Wright School Project, RB
0.310%, 12/01/10 (A)(B)	270	270
Washington State, Housing Finance Commission, Christa Project, Ser B, RB
0.280%, 12/02/10 (A)(B)	285	285
Washington State, Housing Finance Commission, Tacoma Art Museum Project, RB
0.300%, 12/01/10 (A)(B)	400	400

		29,115

West Virginia — 1.9%
Cabell County, Building Commission, Pressley Ridge Schools Project, RB
0.300%, 12/02/10 (A)(B)	1,545	1,545
Charleston, Building Commission Parking Facilities Authority, Charleston Town Center Parking Project, Ser A, RB
0.380%, 12/02/10 (A)(B)	6,570	6,570
Parkersburg, Industrial Development Authority, B-H Association Project, RB
0.420%, 12/06/10 (A)(B)	3,500	3,500
Putnam County, Industrial Development Authority, FMC Corporation Project, RB
0.350%, 12/01/10 (A)(B)	5,300	5,300

		16,915

Wisconsin — 5.0%
Wisconsin State, Health & Educational Facilities Authority, Edgewood College Project, RB
0.300%, 12/01/10 (A)(B)	4,715	4,715
Wisconsin State, Health & Educational Facilities Authority, Lutheran College Project, RB
0.300%, 12/01/10 (A)(B)	300	300

7	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wisconsin State, Health & Educational Facilities Authority, Madison Family Medicine Project, RB
0.480%, 12/02/10 (A)(B)	$3,810	$3,810
Wisconsin State, Health & Educational Facilities Authority, Ser 2113, RB
0.350%, 12/02/10 (B)	26,534	26,533
Wisconsin State, Health & Educational Facilities Authority, Ser 2187, RB
0.370%, 12/03/10 (B)	1,579	1,579
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.430%, 12/02/10 (B)	7,150	7,150
Wisconsin State, Public Power Authority, Putters, Ser 1232, RB
0.360%, 12/02/10 (B)	1,115	1,115

		45,202

Multi-State — 4.4%
BB&T Municipal Trust, Ser 1007, RB
0.330%, 12/02/10 (A)(B)	7,325	7,325
BB&T Municipal Trust, Ser 1010, RB
0.330%, 12/02/10 (A)(B)	2,920	2,920
BB&T Municipal Trust, Ser 1012, RB
0.330%, 12/02/10 (A)(B)	6,975	6,975
BB&T Municipal Trust, Ser 1037, RB
0.360%, 12/02/10 (A)(B)	5,200	5,200
BB&T Municipal Trust, Ser 1039, RB
0.330%, 12/02/10 (A)(B)	12,200	12,200
BB&T Municipal Trust, Ser 2013, COP
0.290%, 12/02/10 (A)(B)	1,270	1,270
BB&T Municipal Trust, Ser 2031, RB, AGM
0.300%, 12/02/10 (B)	1,000	1,000
BB&T Municipal Trust, Ser 2036, RB
0.280%, 12/02/10 (B)	700	700
BB&T Municipal Trust, Ser 5000, RB
0.430%, 12/01/10 (A)(B)	1,132	1,132

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Northeast Tax-Exempt Bond Grantor Trust, RB
0.360%, 12/02/10 (A)(B)	$1,500	$1,500

		40,222

Total Municipal Bonds (Cost $915,816) ($ Thousands)		915,816

Total Investments — 101.3% (Cost $915,816) ($ Thousands)†		$915,816

Percentages are based on Net Assets of $904,127 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2010. The demand and interest rate reset feature gives this security a shorter effective maturity date.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

TA — Tax Allocation

TAN — Tax Anticipation Note

XLCA — XL Capital Assurance

†	For Federal Tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of November 30, 2010, all of the Fund’s investments are Level 2 in accordance with ASC 820.

During the period ended November 30, 2010 there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.2%

Alabama — 1.0%
Alabama State, Public School & College Authority, Capital Improvement Project, Ser B, RB
Callable 05/01/13 @ 103
5.000%, 05/01/14	$5,000	$5,578
Mobile, Industrial Development Board of Pollution, Barry Power Company Project, Ser B, RB
4.875%, 06/01/34 (A)	3,500	3,721

		9,299

Alaska — 1.8%
Alaska State, Energy & Power Authority, Bradley Lake Project, Ser 4, RB, AGM
6.000%, 07/01/14	2,920	3,314
Alaska State, Housing Finance Authority, Ser A-1, RB
Callable 01/03/11 @ 100
6.000%, 06/01/15	1,940	1,943
Alaska State, Housing Finance Authority, Ser B, RB, NATL
Callable 06/01/15 @ 100
5.000%, 12/01/20	5,000	5,269
Alaska State, Industrial Development & Export Authority, Ser A, RB
Callable 04/01/20 @ 100
5.250%, 04/01/23	3,510	3,817
Alaska State, International Airport Authority, Ser A, AMT, RB, NATL
5.000%, 10/01/12	2,000	2,123

		16,466

Arizona — 3.5%
Arizona State, Agricultural Improvement & Power Authority, Salt River Project, Ser B, RB
Callable 01/01/13 @ 100
5.000%, 01/01/25	4,000	4,158
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB
Callable 01/01/17 @ 100
5.000%, 01/01/18	4,500	4,861
Arizona State, Transportation Board, Maricopa County Region Area Road Project, RB
5.000%, 07/01/16	1,525	1,779
Maricopa County, Pollution Control Authority, Public Service Company, Ser B, RB
5.200%, 06/01/43 (A)	3,690	3,687

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Mesa, Utility Systems Authority, RB, NATL-RE FGIC
6.500%, 07/01/11	$2,000	$2,063
Phoenix, Civic Improvement Corporation, Junior Lien, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/26	3,500	3,556
Phoenix, Civic Improvement Corporation, Junior Lien, Ser Junior Lien, RB, NATL
Callable 07/01/17 @ 100
5.000%, 07/01/20	2,000	2,207
Pima County, Sewer System Authority, RB, AGM
Callable 07/01/20 @ 100
5.000%, 07/01/23	2,000	2,132
Pima County, Unified School District, GO, AGM
Callable 07/01/12 @ 100
4.750%, 07/01/14	3,000	3,155
Scottsdale, Industrial Development Authority, Scottsdale Healthcare Project, Ser A, RB
Callable 09/01/18 @ 100
5.000%, 09/01/19	3,820	4,033

		31,631

Arkansas — 0.4%
Arkansas State, Development Finance Authority, Mortgage Backed Securities Program, Ser A, RB
Callable 01/03/11 @ 100
4.700%, 07/01/16	225	225
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/26	1,535	1,735
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/26	1,535	1,734

		3,694

California — 11.9%
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	3,410	3,733
California State, Communities Development Authority, RB
5.000%, 06/15/13	1,665	1,782
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/19	4,000	4,604

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, GO
Callable 06/01/11 @ 100
5.250%, 06/01/12	$690	$704
California State, GO
Callable 10/01/19 @ 100
5.250%, 10/01/21	8,130	8,729
California State, GO
Callable 04/01/11 @ 100
6.250%, 10/01/19	480	486
California State, GO
Callable 04/01/19 @ 100
6.500%, 04/01/33	3,000	3,316
5.500%, 04/01/21	5,000	5,438
California State, GO
5.000%, 03/01/17	2,675	2,977
5.000%, 10/01/18	3,000	3,312
California State, Housing Finance Agency, Ser M, AMT, RB
Callable 02/01/18 @ 100
5.950%, 08/01/25	2,770	2,764
California State, Infrastructure & Economic Development Bank, Los Angeles Museum Project, Ser A, RB
Callable 12/02/10 @ 100
0.190%, 09/01/37 (A)(B)	2,000	2,000
California State, Municipal Finance Authority, Community Hospitals Project, RB
Callable 02/01/19 @ 100
5.250%, 02/01/24	920	901
California State, Ser A, GO
Callable 07/01/19 @ 100
5.250%, 07/01/21	1,745	1,937
5.000%, 07/01/20	5,000	5,532
Golden State, Tobacco Securitization Project, Capital Appreciation Project, Ser A, RB, AMBAC
Callable 06/01/18 @ 100
4.600%, 06/01/23	3,500	3,403
Golden State, Tobacco Securitization Project, Ser A, RB, AMBAC
Callable 12/20/10 @ 100
5.000%, 06/01/20	1,000	1,000
Golden State, Tobacco Securitization Project, Ser A-1, RB
Pre-Refunded @ 100
6.750%, 06/01/13 (C)	1,500	1,707
Golden State, Tobacco Securitization Project, Ser A-1, RB
Callable 06/01/17 @ 100
4.500%, 06/01/27	2,000	1,670

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Imperial, Irrigation & Electric District, RB
Callable 11/01/18 @ 100
5.250%, 11/01/19	$1,000	$1,149
5.250%, 11/01/20	1,000	1,131
Kings River, Conservation District, Peaking Project, COP
5.000%, 05/01/12	2,300	2,393
Lammersville, School District #2002, Mountain House Project, Special Tax Obligation
Callable 09/01/16 @ 100
5.125%, 09/01/35	1,000	838
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/17	3,000	3,468
Los Angeles, Unified School District, Election 1997 Project, Ser F, GO, FGIC
Callable 07/01/13 @ 100
5.000%, 07/01/21	1,875	1,980
Los Angeles, Unified School District, Election 2004 Project, Ser G, GO, AMBAC
Callable 07/01/16 @ 100
5.000%, 07/01/31	2,110	2,117
Los Angeles, Wastewater Authority, Sub-Ser A, RB
Callable 06/01/20 @ 100
5.000%, 06/01/22	2,025	2,229
M-S-R Energy Authority, Ser A, RB
6.125%, 11/01/29	2,300	2,426
Northern California, Tobacco Securitization Authority, Ser A-1, RB
Callable 06/01/15 @ 100
4.750%, 06/01/23	820	749
Roseville Westpark, Community Facilities District #1, Special Tax Obligation
Callable 03/01/11 @ 103
5.200%, 09/01/26	1,000	890
Sacramento County, California Airport Systems Project, Sub-Ser D, RB
Callable 07/01/18 @ 100
5.500%, 07/01/28	1,345	1,401
San Diego, Public Facilities Financing Authority, Ser A, RB
Callable 05/15/19 @ 100
5.000%, 05/15/25	5,000	5,341
San Francisco City & County, Public Utilities Commission, Ser B, RB
Callable 11/01/19 @ 100
5.000%, 11/01/26	2,500	2,678

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Southern California, Public Power Authority, Canyon Power Project, Ser A, RB
Callable 01/01/20 @ 100
5.000%, 07/01/22	$3,050	$3,358
Southern California, Public Power Authority, Windy Point/Windy Flats Project, RB
Callable 07/01/20 @ 100
5.000%, 07/01/23	2,000	2,146
Tuolumne, Wind Project Authority, Tuolumne Project, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/23	2,245	2,418
University of California, Ser A, RB, AMBAC
5.000%, 05/15/13	5,500	6,027
University of California, Ser Q, RB
Callable 05/15/17 @ 101
5.250%, 05/15/23	4,000	4,404
Vernon, Electrical Systems Revenue Authority, Ser A, RB
Callable 08/01/19 @ 100
5.125%, 08/01/21	3,000	3,087

		106,225

Colorado — 0.6%
Colorado State, Health Facilities Authority, Boulder Community Hospital Project, RB
5.000%, 10/01/16	3,000	3,275
Colorado State, Housing & Finance Authority, Single-Family Housing Program, Sub-Ser C, RB
Callable 08/01/11 @ 102
4.875%, 08/01/13	85	85
Denver, Regional Transportation District, RB
Callable 07/15/20 @ 100
6.500%, 01/15/30	2,220	2,351

		5,711

Connecticut — 0.9%
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser A-1, RB
Callable 07/01/18 @ 100
5.000%, 07/01/25	3,500	3,854
Connecticut State, Special Tax Obligation, 2nd Lien, Ser 1
5.000%, 02/01/16	3,000	3,444

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Connecticut State, Transportation Infrastructure Authority, Special Tax Obligation, Ser B, RB
6.125%, 09/01/12	$755	$801

		8,099

Florida — 9.6%
Broward County, Airport System Authority, Ser L, RB, AMBAC
Callable 10/01/14 @ 100
5.000%, 10/01/16	3,500	3,813
Broward County, School Board, Ser B, COP, AGM
5.250%, 07/01/16	5,000	5,628
Citizens Property Insurance, Secured—High Risk Account, Ser A, RB, NATL
5.000%, 03/01/14	2,500	2,633
Citizens Property Insurance, Secured—High Risk Account, Ser A-1, RB
6.000%, 06/01/16	5,000	5,523
5.500%, 06/01/17	2,000	2,142
5.250%, 06/01/17	2,815	2,946
Clearwater, Water & Sewer Authority, Ser B, RB
5.000%, 12/01/15	2,580	2,915
Escambia County, Health Facilities Authority, Ascension Health Credit Project, Ser A, RB
5.250%, 11/15/13	1,500	1,663
Florida State, Division of Bond Finance, Environmental Protection Preservation Project, Ser A, RB, AGM
6.000%, 07/01/13	3,490	3,887
Florida State, Housing Finance Authority, Homeowner Mortgage Project, Ser 1, RB, AGM
Callable 12/20/10 @ 100
5.750%, 01/01/17	30	30
Florida State, Hurricane Catastrophe Fund, Ser A, RB
5.000%, 07/01/16	2,250	2,457
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB
Callable 10/01/19 @ 100
5.250%, 10/01/21	3,475	3,795
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB
Callable 10/01/18 @ 100
5.250%, 10/01/21	5,500	5,958

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Florida State, Water Pollution Control Financing Authority, Ser A, RB
Callable 01/15/19 @ 100
5.000%, 01/15/25	$3,000	$3,212
Gulf Breeze, Miami Beach Local Government Project, Ser E, RB, FGIC
5.000%, 12/01/20	1,465	1,502
Hillsborough County, SAB, NATL- RE FGIC
5.000%, 03/01/16	3,375	3,671
Hillsborough County, School Board, COP, NATL
5.000%, 07/01/16	1,290	1,434
Jacksonville, Aviation Authority, AMT, RB, AMBAC
5.000%, 10/01/15	2,910	3,152
Lakeland, Ser B, RB, AGM
5.000%, 10/01/18	2,500	2,826
Miami-Dade County, Educational Facilities Authority, University of Maimi Project, Ser B, RB, AMBAC
5.000%, 04/01/17	2,000	2,208
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB, AMBAC
Pre-Refunded @ 100
5.000%, 04/01/14 (C)	4,500	5,056
Miami-Dade County, Public Facilities Authority, Jackson Health Systems Project, Ser B, RB, NATL
5.000%, 06/01/14	4,370	4,698
Miami-Dade County, Water & Sewer Authority, Ser B, RB, AGM
5.250%, 10/01/19	3,000	3,510
Orlando, Aviation Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/15	3,500	3,882
Orlando, Utilities Commission, Ser C, RB
5.000%, 10/01/14	2,100	2,380
Palm Beach County, Solid Waste Authority, RB, AMBAC
5.000%, 10/01/11	3,000	3,101
Tampa, Solid Waste Systems Authority, AMT, RB, AGM
5.000%, 10/01/15	1,500	1,611

		85,633

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Georgia — 2.5%
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB
Callable 11/01/19 @ 100
6.000%, 11/01/21	$5,000	$5,768
6.000%, 11/01/25	1,950	2,176
Clayton County, Development Authority, Delta Airlines Project, Ser A, RB
Callable 06/01/20 @ 100
8.750%, 06/01/29	1,125	1,293
Gainesville, Redevelopment Authority, Riverside Military Academy Project, RB
Callable 03/01/17 @ 100
5.125%, 03/01/37	1,865	1,332
Georgia State, Housing & Finance Authority, Single Family Mortgage Project, Sub-Ser B-4, AMT, RB
Callable 01/03/11 @ 100
5.250%, 06/01/20	2,540	2,651
Georgia State, Municipal Electric Power Authority, Ser V, RB, NATL
6.500%, 01/01/12	1,790	1,831
Gwinnett County, Development Authority, Public Schools Project, COP, NATL
Pre-Refunded @ 100
5.250%, 01/01/14 (C)	2,000	2,257
Gwinnett County, School District, GO
Pre-Refunded @ 100
5.000%, 02/01/23 (C)	3,080	3,639
Marietta, Development Authority, Life University Project, RB
Callable 06/15/18 @ 100
6.250%, 06/15/20	1,155	1,105

		22,052

Guam — 0.2%
Territory of Guam, Ser A, RB
Callable 12/01/19 @ 100
5.625%, 12/01/29	1,210	1,230
5.375%, 12/01/24	750	767

		1,997

Hawaii — 0.4%
Honolulu City & County, Board of Water Supply, Ser B, AMT, RB, NATL
5.000%, 07/01/15	1,000	1,103

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Honolulu City & County, Wastewater Authority, 2nd Bond Resolution, Ser A, RB
Callable 07/01/19 @ 100
5.000%, 07/01/21	$2,500	$2,760

		3,863

Idaho — 0.0%
Idaho State, Housing & Finance Association, Single-Family Mortgage Project, Ser C, AMT, RB
Callable 01/03/11 @ 100
5.600%, 01/01/21	125	126

Illinois — 3.5%
Chicago, Airport Authority, O’Hare International Airport Project, Second Lien, AMT, RB, AMBAC
Callable 01/03/11 @ 100
5.500%, 01/01/12	5,000	5,067
Chicago, Ser A, GO, AGM
Pre-Refunded @ 100
5.000%, 01/01/14 (C)	2,590	2,899
Illinois State, Finance Authority, Palos Hospital Project, Ser C, RB
5.000%, 05/15/16	2,000	2,193
Illinois State, GO
Callable 01/01/20 @ 100
5.000%, 01/01/22	3,500	3,533
5.000%, 01/01/24	1,000	995
Illinois State, GO
5.000%, 01/01/17	3,000	3,270
Illinois State, Regional Transportation Authority, Ser A, RB, NATL-RE FGIC
5.500%, 07/01/23	2,095	2,342
Illinois State, Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/20	2,710	3,123
Illinois State, Ser B, GO
5.000%, 01/01/13	5,000	5,288
Illinois State, Toll Highway Authority, Ser A-1, RB
Callable 01/01/20 @ 100
5.000%, 01/01/25	2,250	2,333

		31,043

Indiana — 1.7%
Indiana State, Finance Authority, Revolving Funding Program, Ser A, RB
5.000%, 02/01/16	3,000	3,476

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana State, Office Building Commission, State Office Building II Facilities Project, Ser D, RB
6.900%, 07/01/11	$1,105	$1,145
Indiana University, Student Fees Project, Ser S, RB
Callable 08/01/18 @ 100
5.000%, 08/01/19	2,000	2,312
Indianapolis, Airport Authority, Industrial Public Improvement Project, Ser F, AMT, RB, AMBAC
5.000%, 01/01/15	2,000	2,122
Indianapolis, Gas Utility Authority, 2nd Lien, Ser A, RB, AGM
Callable 08/15/20 @ 100
5.000%, 08/15/23	3,315	3,508
Indianapolis, Thermal Energy Systems Project, Ser A, RB, NATL
Pre-Refunded @ 101
5.500%, 10/01/12 (C)	2,860	3,010

		15,573

Iowa — 0.3%
Iowa State, Finance Authority, Pollution Control Facilities, Interstate Power Project, RB, FGIC
5.000%, 07/01/14	2,250	2,447

Kansas — 0.1%
Wyandotte County, Kansas City Unified Government, Legends Village West Project, RB
Callable 10/01/16 @ 100
4.875%, 10/01/28	1,450	1,069

Louisiana — 0.5%
Louisiana State, Citizens Property Insurance, Ser C-2, RB, AGM
Callable 06/01/18 @ 100
6.750%, 06/01/26	2,400	2,809
New Orleans, Aviation Board, Ser B-2, AMT, RB, AGM
5.000%, 01/01/13	1,735	1,826

		4,635

Maryland — 2.6%
Maryland State, Department of Transportation, Port Administration Facilities Project, AMT, COP, AMBAC
5.250%, 06/15/14	1,335	1,463

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Maryland State, Economic Development Authority, Marine Terminals Project, RB
Callable 09/01/20 @ 100
5.750%, 09/01/25	$1,990	$1,963
Maryland State, Economic Development Authority, Potomac Project, RB
Callable 03/01/19 @ 100
6.200%, 09/01/22	1,335	1,539
Maryland State, Economic Development Authority, Transportation Facilities Project, Ser A, RB
Callable 06/01/20 @ 100
5.375%, 06/01/25	2,820	2,813
Maryland State, State & Local Facilities Loan, Ser 1, GO
5.000%, 03/15/17	3,000	3,570
Maryland State, State & Local Facilities Loan, Ser 2, GO
5.000%, 08/01/16	3,925	4,654
Maryland State, State & Local Facilities Loan, Ser C, GO
5.000%, 11/01/17	1,725	2,061
Maryland State, Transportation Authority, RAN
5.250%, 03/01/17	4,250	5,046

		23,109

Massachusetts — 3.5%
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB
5.500%, 03/01/12	1,580	1,613
Massachusetts Bay, Transportation Authority, Ser A, RB
5.000%, 07/01/22	3,000	3,435
Massachusetts State, Federal Highway Project, Ser A, GAN, AGM
5.000%, 12/15/14	5,000	5,666
Massachusetts State, Health & Educational Facilities Authority, Lahey Clinic Medical Center Project, Ser C, RB, NATL-RE FGIC
5.000%, 08/15/14	2,395	2,557
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	1,500	1,738
Massachusetts State, Ser A, GO
5.250%, 08/01/13	3,235	3,597

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Ser C, GO, AGM
5.500%, 12/01/17	$3,000	$3,636
Massachusetts State, Water Pollution Abatement Authority, Ser 1, RB
5.000%, 08/01/15	2,770	3,214
5.000%, 08/01/16	2,250	2,650
Massachusetts State, Water Resources Authority, Ser B, RB
5.000%, 08/01/15	2,895	3,349

		31,455

Michigan — 1.5%
Detroit, Sewer Disposal Revenue Authority, Senior Lien, Ser C-1, RB
Callable 07/01/19 @ 100
6.500%, 07/01/24	4,000	4,567
Michigan State, Environmental Protection Program, GO
6.250%, 11/01/12	1,590	1,655
Michigan State, Ser A, GO
5.000%, 11/01/19	2,000	2,267
Michigan State, Strategic Fund, Dow Chemical Project, Ser B-2, RB
6.250%, 06/01/14	3,000	3,318
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Ser Junior Lien, AMT, RB, NATL-RE FGIC
Callable 12/01/17 @ 100
5.000%, 12/01/22	1,500	1,433

		13,240

Minnesota — 1.1%
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Callable 11/15/18 @ 100
6.375%, 11/15/23	3,250	3,637
Minnesota State, Municipal Power Agency, RB
Callable 10/01/15 @ 100
5.250%, 10/01/21	1,000	1,060
St. Louis Park, Health Care Authority, Nicollet Health Services Project, Ser C, RB
5.500%, 07/01/17	4,240	4,734

		9,431

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Missouri — 1.3%
Cape Girardeau County, Industrial Development Authority, St. Francis Medical Center Project, RB
Callable 06/01/14 @ 100
5.500%, 06/01/34	$300	$301
Missouri State, Development Finance Board of Infrastructure, Crackerneck Creek Project, Ser C, TA
Callable 03/01/14 @ 100
5.000%, 03/01/26	1,000	1,002
Missouri State, Highway & Transportation Commission, 2nd Lien, RB
Callable 05/01/17 @ 100
5.250%, 05/01/19	2,200	2,563
5.250%, 05/01/23	1,290	1,453
Missouri State, Joint Municipal Electric Utility Commission, Iatan 2 Project, Ser A, RB, AMBAC
5.000%, 01/01/15	2,000	2,176
St. Louis, Airport Authority, Lamber International Airport Project, Ser A-1, RB
Callable 07/01/19 @ 100
6.125%, 07/01/24	2,515	2,656
Wyandotte County, Kansas City Unified Government, RB
6.180%, 06/01/21 (D)	3,490	1,894

		12,045

Nevada — 0.7%
Clark County, Airport Authority, Ser D, RB
Callable 01/01/20 @ 100
5.000%, 07/01/23	2,250	2,376
Clark County, Airport Authority, Sub Lien, Ser C, RB, AGM
Callable 07/01/19 @ 100
5.000%, 07/01/23	2,800	2,889
Henderson, Local Improvement Districts, Ser T-18, SAB
Callable 03/01/11 @ 103
5.300%, 09/01/35	1,990	963

		6,228

New Jersey — 2.9%
New Jersey State, Economic Development Authority, Cigarette Tax, RB, FGIC
5.000%, 06/15/11	3,000	3,031

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Economic Development Authority, MSU Student Housing Project, RB
Callable 06/01/20 @ 100
5.375%, 06/01/25	$1,450	$1,449
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser I, RB
5.500%, 09/01/15	3,110	3,565
New Jersey State, Equipment Lease & Purchase Project, Ser A, COP
5.000%, 06/15/14	2,500	2,752
New Jersey State, Health Care Facilities Financing Authority, Hackensack University Medical Center Project, Ser B, RB
5.000%, 01/01/17	2,595	2,783
5.000%, 01/01/18	3,000	3,200
New Jersey State, Tobacco Settlement Authority, Ser 1A, RB
Callable 06/01/17 @ 100
4.500%, 06/01/23	775	690
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.250%, 12/15/20	7,250	8,165

		25,635

New Mexico — 1.7%
Farmington, Public Service Project, Ser A, RB
Callable 11/01/20 @ 100
4.700%, 05/01/24	2,695	2,519
Jicarilla, Apache Nation Reservation, Ser A, RB
5.000%, 09/01/11	360	369
5.000%, 09/01/13	2,415	2,599
New Mexico State, Ser A, RB
5.000%, 07/01/15	4,270	4,906
New Mexico State, Ser B, RB
5.000%, 07/01/13	4,215	4,635

		15,028

New York — 9.6%
Brooklyn, Local Development Authority, Barclays Center Project, RB
Callable 01/15/20 @ 100
6.500%, 07/15/30	3,500	3,688
Long Island, Power Authority, Sub- Ser 1B, RB
Callable 01/03/11 @ 100
0.170%, 05/01/33 (A)(B)	2,000	2,000

7	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Metropolitan New York, Transportation Authority, Ser C, RB
Callable 11/15/18 @ 100
6.500%, 11/15/28	$2,860	$3,274
New York & New Jersey, Port Authority, Ser 131, AMT, RB
Callable 06/15/13 @ 101
5.000%, 12/15/13	1,550	1,717
New York City Municipal Water Finance Authority, Ser B, RB, AMBAC
Callable 12/15/14 @ 100
5.000%, 06/15/21	1,385	1,499
New York City, Health & Hospital Authority, Ser A, RB
5.000%, 02/15/19	2,750	3,050
New York City, Industrial Development Agency, Terminal One Group Association Project, AMT, RB
5.500%, 01/01/14	2,000	2,134
New York City, Municipal Water Finance Authority, Ser B, RB, AGM
Callable 06/15/14 @ 100
5.000%, 06/15/15	3,000	3,387
New York City, Ser B, GO
5.000%, 08/01/17	2,000	2,283
New York City, Ser E, GO
Callable 08/01/19 @ 100
5.000%, 08/01/21	5,625	6,193
5.000%, 08/01/22	2,000	2,188
New York City, Ser K, GO
Callable 08/01/15 @ 100
5.000%, 08/01/21	5,000	5,405
New York City, Sub-Ser B-2, GO
Callable 12/02/10 @ 100
0.280%, 08/15/18 (A)(B)	1,900	1,900
0.280%, 08/15/19 (A)(B)	4,900	4,900
New York City, Sub-Ser E5, GO
Callable 01/01/11 @ 100
0.170%, 08/01/15 (A)(B)	400	400
New York City, Transitional Finance Authority, Future Secured Tax Project, Ser B, RB
Callable 05/01/17 @ 100
5.000%, 11/01/18	2,815	3,235
New York City, Transitional Finance Authority, Future Tax Secured Project, Ser A, RB
Callable 11/01/11 @ 100
5.500%, 11/01/26 (A)(E)	3,250	3,380
New York State, Dormitory Authority, Orange Regional Medical Center Project, RB
Callable 12/01/18 @ 100
6.500%, 12/01/21	2,500	2,658

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, Ser B, RB, XLCA
5.250%, 07/01/32 (A)	$4,275	$4,680
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, NATL
5.500%, 05/15/13	4,000	4,281
New York State, Environmental Facilities Authority, Ser 2, RB
5.750%, 06/15/12	190	205
New York State, Environmental Facilities Authority, Ser B, RB
Callable 06/15/18 @ 100
5.000%, 06/15/21	1,580	1,783
New York State, Local Government Services, Sub-Ser A-5/6, RB
5.000%, 04/01/18	5,000	5,876
New York State, Tobacco Settlement Authority, RB
Callable 06/01/13 @ 100
5.500%, 06/01/20	1,615	1,737
New York State, Urban Development Authority, Personal Income Tax, Ser A-1, RB
5.000%, 12/15/16	2,000	2,352
Suffolk County, Industrial Development Agency, New York Institute of Technology Project, RB
Callable 03/01/15 @ 100
5.000%, 03/01/26	1,400	1,462
Triborough Bridge & Tunnel Authority, Sub-Ser B-1, RB
Callable 11/15/13 @ 100
5.000%, 11/15/25 (A)	5,000	5,537
Triborough Bridge & Tunnel Authority, Sub-Ser B-3, RB
Callable 11/15/15 @ 100
5.000%, 11/15/38 (A)	2,250	2,564
Troy, Capital Resource Corporation, Rensselaer Polytechnic Project, Ser B, RB
5.000%, 09/01/19	1,500	1,637

		85,405

North Carolina — 0.5%
North Carolina State, Medical Care Commission, First Mortgage- Presbyterian Homes Project, RB
Callable 10/01/16 @ 100
5.500%, 10/01/31	2,360	2,142

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Raleigh-Durham, Airport Authority, AMT, RB, NATL-RE FGIC
Callable 05/01/17 @ 100
5.000%, 05/01/18	$2,000	$2,146

		4,288

Ohio — 3.2%
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 06/01/17 @ 100
5.875%, 06/01/47	4,375	3,071
Kent State, University Revenues, Ser B, RB, AGM
Callable 05/01/19 @ 100
5.000%, 05/01/21	2,500	2,752
Lakewood, Hospital Improvement Authority, Lakewood Hospital Association Project, RB
5.500%, 02/15/13	2,500	2,650
Ohio State, Air Quality Development Authority, First Energy Generation Project, Ser A, RB
5.700%, 08/01/20	2,805	2,958
Ohio State, Air Quality Development Authority, Pollution Control First Energy Project, Ser A, RB
5.700%, 02/01/14	1,665	1,809
Ohio State, Air Quality Development Authority, Pollution Control First Energy Project, Ser C, RB
5.625%, 06/01/18	1,580	1,701
Ohio State, Conservation Projects, Ser A, GO
5.000%, 09/01/15	1,985	2,294
Ohio State, GO
6.100%, 08/01/12	2,000	2,181
Ohio State, Higher Educational Facilities Commission, Case Weston Reserve University Project, RB
6.250%, 10/01/18	1,000	1,212
Ohio State, Higher Educational Facilities Commission, Cleveland Clinic Health Project, Ser A, RB
Callable 01/01/18 @ 100
5.250%, 01/01/19	3,710	4,107
Ohio State, Water Development Authority, Ser A, RB
Callable 12/01/19 @ 100
5.000%, 12/01/22	3,595	4,061

		28,796

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Oklahoma — 0.9%
Tulsa County, Industrial Authority, Ser A, RB
5.000%, 05/15/15	$7,500	$8,470

Oregon — 0.4%
Oregon State, Department of Administrative Services, Ser A, RB
Callable 04/01/19 @ 100
5.250%, 04/01/26	3,000	3,290

Pennsylvania — 7.6%
Allegheny County, Industrial Development Authority, Environmental Improvement Project, RB
6.500%, 05/01/17	1,390	1,516
Berks County, Municipal Authority, Reading Hospital & Medical Center Project, RB
Callable 11/01/19 @ 100
5.250%, 11/01/24	2,935	3,086
Butler County, Hospital Authority, Butler Health Systems Project, RB
Callable 07/01/19 @ 100
7.125%, 07/01/29	1,500	1,678
Cumberland County, Municipal Authority, Diakon Lutheran Project, RB
6.250%, 01/01/24	1,500	1,599
Dauphin County, General Authority, Pinnacle Health Systems Project, Ser A, RB
Callable 06/01/19 @ 100
6.000%, 06/01/29	3,000	3,117
Delaware County, Industrial Development Authority, Chester Community Charter School Project, Ser A, RB
Callable 08/15/20 @ 100
5.250%, 08/15/30	1,445	1,327
Delaware Valley, Regional Finance Authority, RB
5.750%, 07/01/17	3,000	3,363
5.500%, 07/01/12	5,925	6,251
Lancaster County, Higher Education Authority, Franklin & Marshall College Project, RB
Callable 04/15/16 @ 100
5.000%, 04/15/24	1,025	1,065
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB
Callable 03/15/17 @ 100
5.000%, 03/15/21	2,510	2,667

9	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Economic Development Financing Authority, Albert Einstein Healthcare Project, Ser A, RB
Callable 10/15/19 @ 100
6.250%, 10/15/23	$1,800	$1,891
Pennsylvania State, Economic Development Financing Authority, Colver Project, Ser F, AMT, RB, AMBAC
5.000%, 12/01/14	4,000	4,029
Pennsylvania State, Economic Development Financing Authority, Exelon Generation Project, Ser A, RB
Callable 06/01/12 @ 100
5.000%, 12/01/42 (A)	905	945
Pennsylvania State, GO
5.000%, 07/01/20	1,500	1,756
Pennsylvania State, GO, AGM
5.375%, 07/01/17	4,200	5,058
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19	3,120	3,657
Pennsylvania State, Higher Educational Facilties Authority, East Stroudsburg University Project, RB
Callable 07/01/20 @ 100
5.000%, 07/01/31	1,370	1,241
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, Special Tax
5.000%, 06/15/18	5,000	5,809
Pennsylvania State, Ser 2, GO
5.500%, 01/01/14	2,500	2,832
Philadelphia, School District, Ser A, GO
5.000%, 06/01/14	4,315	4,708
Philadelphia, Water & Wastewater Authority, Ser A, RB
5.000%, 06/15/15	3,650	4,080
Sayre, Healthcare Facilities Authority, Guthrie Health Project, Ser A, RB
6.000%, 12/01/11	3,420	3,538
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 03/15/19 @ 100
5.500%, 09/15/22	2,000	2,315

		67,528

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Puerto Rico — 7.1%
Puerto Rico Commonwealth, Electric Power Authority, Ser TT, RB
Callable 07/01/17 @ 100
5.000%, 07/01/18	$2,500	$2,735
Puerto Rico Commonwealth, Electric Power Authority, Ser XX, RB
Callable 07/01/20 @ 100
5.750%, 07/01/36	8,000	8,261
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser B, RB
5.000%, 12/01/11	3,000	3,118
5.000%, 12/01/13	1,000	1,079
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser C, AMT, RB
5.250%, 01/01/15	1,725	1,781
Puerto Rico Commonwealth, Higher Education Authority, University of Puerto Rico Project, Ser Q, RB
Callable 06/01/16 @ 100
5.000%, 06/01/21	3,855	3,897
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser M, RB
Callable 07/01/17 @ 100
5.000%, 07/01/21	4,120	4,194
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding for Modernization, RB
5.500%, 12/01/15	4,370	4,901
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/12	1,995	2,101
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/12 (F)	5	5
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser J, RB
Callable 07/01/12 @ 100
5.000%, 07/01/28 (A)	2,000	2,059
Puerto Rico Commonwealth, Public Finance Authority, Commonwealth Appropriations Project, Ser A, RB
Callable 02/01/12 @ 100
5.750%, 08/01/27 (A)(B)	3,000	3,075
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
5.250%, 07/01/15	2,200	2,374

10	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
Pre-Refunded @ 100
5.250%, 07/01/16 (C)	$1,235	$1,480
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
Callable 07/01/13 @ 100
5.250%, 07/01/22	4,725	4,829
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/23	6,500	6,952
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
Callable 02/01/14 @ 100
6.125%, 08/01/29	1,500	1,554
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser C, RB
Callable 08/01/20 @ 100
6.500%, 08/01/35	3,500	3,842
Puerto Rico Commonwealth, Ser A, GO
Callable 07/01/12 @ 100
5.000%, 07/01/30 (A)	1,500	1,544
Puerto Rico Commonweath, Government Development Board, RB, NATL
Callable 12/01/12 @ 101
4.750%, 12/01/15	3,035	3,147

		62,928

Rhode Island — 0.1%
Rhode Island State, Housing & Mortgage Finance Authority, Homeownership Opportunity Project, Ser 25-A, RB
Callable 01/03/11 @ 100
4.950%, 10/01/16	500	501

South Carolina — 0.7%
Charleston County, Educational Excellence Finance Authority, Charleston School District Project, RB
Callable 12/01/14 @ 100
5.000%, 12/01/16	3,000	3,335
Piedmont, Municipal Power Agency, Ser A, RB, FGIC
6.500%, 01/01/16	800	932
Piedmont, Municipal Power Agency, Ser A, RB, FGIC
6.500%, 01/01/16 (F)	1,020	1,263

Description	Face Amount ($ Thousands)	Value ($ Thousands)

South Carolina State, Jobs- Economic Development Authority, Bon Secours Health Project, Ser A, RB
Pre-Refunded @ 100
5.625%, 11/15/12 (C)	$295	$323

		5,853

Tennessee — 0.7%
Memphis, Electric Systems Revenue Authority, RB
5.000%, 12/01/17	1,730	2,011
Memphis-Shelby County, Airport Authority, RB
5.050%, 09/01/12	1,500	1,567
Nashville & Davidson Counties, Metropolitan Government, Cable Converter Project, RB, NATL-RE FGIC
7.700%, 01/01/12	2,685	2,787

		6,365

Texas — 8.6%
Aldine, Independent School District, School Building Project, GO
Callable 02/15/18 @ 100
5.000%, 02/15/22	3,805	4,227
5.000%, 02/15/23	3,895	4,290
Brazos Harbor, Industrial Development Authority, Dow Chemical Project, AMT, RB
Callable 05/01/18 @ 100
5.900%, 05/01/38 (A)	1,130	1,135
Corpus Christi, Utility Systems Authority, Refinance & Improvement Project, RB, AGM
Callable 07/15/16 @ 100
4.500%, 07/15/23	2,000	2,075
Dallas, Area Rapid Transit Authority, Senior Lien, Ser Senior Lien, RB, AMBAC
Callable 12/01/16 @ 100
4.500%, 12/01/24	1,520	1,579
Dallas, Convention Center Hotel Project, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/23	3,495	3,697
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser A, RB
Callable 11/01/16 @ 100
5.000%, 11/01/23	300	318
Fort Bend, Independent School District, GO
5.000%, 08/15/15	3,145	3,638

11	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Fort Worth, Independent School District, GO
5.000%, 02/15/15	$2,000	$2,283
Gulf Coast, Waste Disposal Authority, BP Products of North America, RB
2.300%, 01/01/26 (A)	420	420
2.300%, 01/01/42 (A)	820	820
Harris County, Cultural Education Facilities Finance Authority, Texas Medical Center Project, Sub-Ser B-2, RB
Callable 12/02/10 @ 100
0.200%, 09/01/31 (A)(B)	1,000	1,000
Houston, Community College, Northline Mall Campus Project, RB, AMBAC
Callable 04/15/17 @ 100
4.500%, 04/15/24	1,000	1,047
Houston, Hotel Occupancy Tax & Special Revenue, Convention & Entertainment Project, Ser B, RB, AMBAC
7.399%, 09/01/15 (D)	5,500	4,535
Houston, Utility Systems Authority, First Lien, Ser A, RB, AGM
5.250%, 11/15/17	1,775	2,108
Lower Colorado, River Authority, Transmission Services Project, RB
Callable 05/15/18 @ 100
5.000%, 05/15/21	2,000	2,191
North East, Independent School District, School Building Project, Ser A, GO
5.000%, 08/01/16	2,000	2,354
North East, Independent School District, School Building Project, Ser A, GO
Callable 08/01/17 @ 100
5.000%, 08/01/21	2,000	2,233
5.000%, 08/01/23	5,000	5,495
North Texas, Thruway Authority, First Tier, Ser A, RB
Callable 01/01/18 @ 100
6.000%, 01/01/24	245	267
North Texas, Thruway Authority, First Tier, Ser E-3, RB
5.750%, 01/01/38 (A)	3,085	3,505
Northside, Independent School District, GO
Callable 02/15/15 @ 100
5.000%, 02/15/25	2,600	2,820
Pasadena, Independent School District, School Building Project, GO
5.000%, 02/15/16	1,000	1,164

Description	Face Amount ($ Thousands)	Value ($ Thousands)

San Antonio, Airport Systems Authority, Ser 2003, AMT, RB, AGM
6.000%, 07/01/12	$2,045	$2,172
San Antonio, Electric & Gas Authority, Ser A, RB
5.000%, 02/01/14	15	17
Texas A&M University, RB
Callable 07/01/13 @ 100
5.250%, 07/01/16	2,250	2,487
Texas State, Alliance Airport Authority, FedEx Corporation Project, AMT, RB
Callable 04/01/16 @ 100
4.850%, 04/01/21	4,000	3,945
Texas State, College Student Loan Program, Ser B, AMT, GO
5.000%, 08/01/18	3,135	3,570
Texas State, Municipal Power Agency, RB, NATL
10.908%, 09/01/16 (D)(F)	25	22
Texas State, Private Activity Bond Surface Transportation, Ser Senior Lien, RB
Callable 12/31/19 @ 100
7.500%, 12/31/31	2,220	2,383
Texas State, Private Activity Bond Surface Transportation, Ser Senior Lien, RB
Callable 06/30/20 @ 100
7.500%, 06/30/33	3,340	3,568
Texas State, Transportation Commission Authority, First Tier, Ser A, RB
Callable 04/01/16 @ 100
5.000%, 04/01/17	3,000	3,453
Texas State, Transportation Commission Authority, Mobility Fund, Ser A, GO
Callable 04/01/17 @ 100
5.000%, 04/01/22	1,600	1,777

		76,595

Utah — 0.3%
Utah State, Intermountain Power Agency, Sub-Ser A, RB, AMBAC
Callable 07/01/17 @ 100
5.000%, 07/01/19	2,500	2,773

Vermont — 0.1%
Vermont State, Housing Finance Agency, Single-Family Housing Project, Ser 23, AMT, RB, AGM
Callable 11/01/14 @ 100
5.000%, 05/01/34	640	645

12	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Virginia — 1.2%
Chesterfield County, Economic Development Authority, Virginia Electric & Power Project, Ser A, RB
Callable 05/01/19 @ 100
5.000%, 05/01/23	$975	$1,028
University of Virginia, Ser B, RB
Callable 06/01/13 @ 100
5.000%, 06/01/20	1,500	1,592
5.000%, 06/01/21	1,500	1,584
Virginia State, Housing Development Authority, Sub-Ser A-3, AMT, RB
4.400%, 01/01/14	1,950	2,008
4.300%, 07/01/13	1,875	1,934
Virginia State, Ser B, GO
Callable 06/01/18 @ 100
5.000%, 06/01/22	2,000	2,261

		10,407

Washington — 2.7%
FYI Properties, Washington State Disposal Project, RB
5.000%, 06/01/15	4,015	4,485
Port of Seattle Washington, Ser C, AMT, RB
5.000%, 02/01/20	2,000	2,122
Washington State, Northwest Energy & Electric Authority, Columbia Generating Project, Ser A, RB
5.500%, 07/01/15	2,000	2,342
Washington State, Northwest Energy & Electric Authority, Columbia Generating Station, Ser A, RB
5.000%, 07/01/20	5,000	5,795
Washington State, Northwest Energy & Electric Authority, Project #1, Ser A, RB
5.000%, 07/01/14	2,120	2,387
Washington State, Northwest Energy & Electric Authority, Project #1, Ser C, RB
5.000%, 07/01/15	2,250	2,585
Washington State, Tobacco Settlement Authority, RB
6.250%, 06/01/11	4,000	4,071

		23,787

Description	Face Amount ($ Thousands) /Shares	Value ($ Thousands)

Wisconsin — 0.1%
Wisconsin State, Housing & Economic Development Authority, Ser E, AMT, RB
Callable 01/03/11 @ 100
5.750%, 09/01/27	$490	$491

Wyoming — 0.2%
Wyoming State, Community Development Housing Authority, Ser 6, AMT, RB
5.500%, 12/01/17	1,550	1,633

Total Municipal Bonds (Cost $843,401) ($ Thousands)		875,489

TAX EXEMPT CORPORATE BOND — 0.6%

California — 0.6%
San Manuel Entertainment
Callable 12/01/13 @ 102
4.500%, 12/01/16	6,000	5,434

Total Tax Exempt Corporate Bond (Cost $5,956) ($ Thousands)		5,434

CASH EQUIVALENT — 0.1%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.050% †(G)	838,007	838

Total Cash Equivalent (Cost $838) ($ Thousands)		838

Total Investments — 98.9% (Cost $850,195) ($ Thousands)@		$881,761

Percentages are based on Net Assets of $891,625 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2010. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Pre-Refunded Securities—The maturity date shown is the pre-refunded date.

(D)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(E)	Step Bonds—The rate reflected on the Schedule of Investments is the effective yield on November 30, 2010. The coupon on a step bond changes on a specified date.

(F)	Security is escrowed to maturity.

(G)	Rate shown is the 7-day effective yield as of November 30, 2010.

13	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2010

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GAN — Grant Anticipation Note

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RAN — Revenue Anticipation Note

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

@ At November 30, 2010, the tax basis cost of the Fund’s investments was $850,118 ($ Thousands), and the unrealized appreciation and depreciation were $37,361 ($ Thousands) and $(5,718) ($Thousands) respectively.

The following is a summary of the inputs used as of November 30, 2010 valuing the Fund’s investments in accordance with ASC 820 carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$875,489	$—	$875,489
Tax Exempt Corporate Bond	—	5,434	—	5,434
Cash Equivalent	838	—	—	838

Total Investments in Securities	$838	$880,923	$—	$881,761

During the period ended November 30, 2010 there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

14	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 99.4%

Arizona — 4.2%
Arizona State, Health Facilities Authority, John C. Lincoln Health Network Project, RB
Pre-Refunded @ 102
7.000%, 12/01/10 (A)	$2,200	$2,244
Pima County, COP
4.000%, 06/01/11	5,000	5,076
Pima County, Unified School District No. 6 Marana, GO, AGM
5.000%, 07/01/13	2,150	2,331
Yavapai County, Industrial Development Authority, Republic Services Project, RB
2.100%, 04/01/29 (B)	15,000	15,000

		24,651

California — 19.1%
California State, Communities Development Authority, Kaiser Permanente Project, Ser E, RB
4.000%, 11/01/36 (B)	4,300	4,353
California State, Communities Development Authority, Kaiser Permanente Project, Ser E2, RB
4.000%, 04/01/44 (B)	10,000	10,111
California State, Enterprise Development Authority, Greenhunter Mesquite Lake Project, Ser A, RB
0.001%, 03/01/31 (B)	20,000	19,994
California State, Health Facilities Financing Authority, Catholic Health Care West Project, Ser C, RB
5.000%, 07/01/37 (B)	2,800	2,946
California State, Health Facilities Financing Authority, Cedars Sinai Medical Center Project, RB
5.000%, 08/15/11	1,000	1,028
California State, Infrastructure & Economic Development Bank, J. Paul Project, Ser A-4, RB
1.650%, 10/01/47 (B)	2,700	2,710
California State, Municipal Securities Trust Receipts, Ser 135, GO, AMBAC
Callable 01/03/11 @ 100
0.310%, 12/01/30 (B)	1,250	1,250
Compton, Unified School District, Ser E-2, TRAN
2.000%, 03/31/11	6,000	6,024
Fontana, Unified School District, BAN
4.000%, 12/01/12	5,300	5,574
3.973%, 12/01/12 (C)	3,000	2,895

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Gilroy, Unified School District, BAN
5.000%, 04/01/13	$2,800	$3,001
3.409%, 04/01/13 (C)	2,000	1,881
Golden Empire Schools, Financing Authority, Kern Highschool District Project, RB
4.000%, 05/01/12	4,100	4,257
Irvine, Unified School District No. 86-1, Community Facilities, Special Tax, AGM
3.000%, 09/01/11	3,070	3,103
Jefferson Parish, School Board, RB
2.000%, 03/01/14	1,000	1,007
Long Beach Community College District, Ser A, GO
9.850%, 01/15/13	20,000	23,360
Los Angeles, Department of Airports, Ser E, RB
3.000%, 05/15/11	3,165	3,194
Newport Beach, HOAG Memorial Hospital Project, Ser C, RB
4.000%, 12/01/38 (B)	3,605	3,622
Northern California, Power Agency, Hydroelectric Project No. 1, Ser C, RB
5.000%, 07/01/11	1,250	1,277
Orland, Unified School District, BAN
3.000%, 04/01/12	3,330	3,386
2.576%, 04/01/12 (C)	840	818
San Bernardino County, Arrowhead Project, Ser A, COP
3.000%, 08/01/11	1,000	1,013
San Luis Obispo County, Cuesta Community College, Ser A, COP
Callable 01/03/11 @ 100
3.125%, 11/01/12	5,600	5,607

		112,411

Colorado — 3.8%
Colorado State, Educational & Cultural Facilities Authority, National Jewish Federal Building Project, RB
Callable 01/03/11 @ 100
0.280%, 03/01/39 (B)(D)	400	400
Colorado State, Health Facilities Authority, Catholic Health Initiatives Project, RB
Pre-Refunded @ 100
5.250%, 09/01/11 (A)	1,000	1,036
Colorado State, Health Facilities Authority, Catholic Health Initiatives Project, Ser B, RB
5.000%, 07/01/39 (B)	10,075	10,767

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Colorado State, Health Facilities Authority, Catholic Health Initiatives Project, Ser C-8, RB
4.100%, 09/01/36 (B)	$2,815	$2,889
Colorado State, Health Facilities Authority, Evangelical Health Project, RB
6.250%, 12/01/10 (E)	450	450
Grand Elk Ranch, General Improvement District, GO
Pre-Refunded @ 100
7.000%, 12/01/12 (A)	1,000	1,121
Lincoln Park, Metropolitan District, GO
Pre-Refunded @ 102
7.750%, 12/01/11 (A)	3,765	4,028
University of Colorado, Enterprise System Refinance & Improvement Project, RB, NATL- RE FGIC
5.000%, 06/01/11	1,715	1,754

		22,445

Connecticut — 3.4%
Bridgeport, TAN
1.250%, 02/07/11	20,000	20,012

Delaware — 0.5%
University of Delaware, Ser A, RB
2.000%, 11/01/37 (B)	3,000	3,011

Florida — 3.4%
Duval County, School Board, COP, AGM
5.000%, 07/01/12	1,000	1,055
Florida State, Education System, University System Improvement Project, Ser A, RB, AMBAC
5.000%, 07/01/11	5,015	5,138
Florida State, Rural Utilities Financing Commission, Public Construction Project, RB
Callable 01/03/11 @ 100
4.000%, 11/01/11	3,045	3,046
Highlands County, Health Facilities Authority, Adventist Health Project, Ser G, RB
5.000%, 11/15/12 (E)	35	38
Highlands County, Health Facilities Authority, Adventist Health Project, Ser G, RB
5.000%, 11/15/12	985	1,048
Manatee County, RB
3.000%, 04/01/13	1,000	1,034

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Miami-Dade County, Industrial Development Authority, Waste Management Project, RB
Callable 01/03/11 @ 100
1.750%, 12/01/18 (B)	$5,000	$4,991
Miami-Dade County, Public Facilities Authority, Jackson Health Systems Project, RB, AGM
4.000%, 06/01/11	980	994
North Broward, Hospital District, RB
Pre-Refunded @ 101
6.000%, 01/15/11 (A)	1,500	1,525
Osceola County, GO, AGM
4.000%, 10/01/14	1,090	1,183

		20,052

Georgia — 1.0%
Cobb County, Development Authority, Waste Management Project, Ser A, RB
1.400%, 04/01/33 (B)	1,000	1,000
Georgia State, Municipal Electric Authority, Ser A, RB, AGM
5.500%, 01/01/12	2,665	2,733
Marietta, Housing Authority, Essential Function Project, RB
Callable 01/03/11 @ 103
3.950%, 02/01/19 (B)(D)	2,000	2,000

		5,733

Hawaii — 0.2%
Hawaii State, Highway Authority, RB
4.000%, 01/01/11	1,000	1,003

Illinois — 2.7%
Chicago, O’Hare International Airport, Ser 1284, RB, FGIC
Callable 01/01/16 @ 100
0.350%, 01/01/33 (B)	1,400	1,400
Chicago, Wastewater Transmission Project, Ser A, RB
3.500%, 01/01/12	1,305	1,339
Downers Grove Village, Ser A, GO
4.500%, 01/01/11	1,365	1,369
Illinois State, Finance Authority, Art Institute of Chicago, RB
Pre-Refunded @ 100
4.100%, 03/01/34 (A)(B)	4,500	4,834
Illinois State, Finance Authority, Disposal-Waste Management Project, RB
1.450%, 04/01/13 (B)	1,750	1,744

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Lake County, Community Consolidated School District No. 50-Woodland, Ser B, GO, NATL- RE FGIC
1.029%, 12/01/10 (C)	$1,000	$1,000
Madison-Macoupin Counties, Community College District No. 536, GO, AMBAC
5.750%, 11/01/12	1,040	1,120
Rock Island-Mercer Counties, Community College District No. 503, Black Hawk College Project, Ser A, GO, AMBAC
4.000%, 12/01/11	1,000	1,029
Winnebago County, School District No. 122, Harlem-Loves Park, GO, NATL-RE FGIC
6.550%, 06/01/12	2,000	2,140

		15,975

Indiana — 2.1%
Center Grove, High School Building Authority, First Mortage, RB
5.000%, 01/10/11	1,505	1,512
Indiana State, Finance Authority, Goodwill Industries Michiana Project, Ser A, RB
Callable 12/02/10 @ 100
0.300%, 01/01/26 (B)(D)	200	200
Indiana State, Health Facility Financing Authority, Ascension Health Credit Project, Ser A1, RB
3.625%, 11/15/36 (B)	4,100	4,190
IPS, Multi-School Building Corporation, First Mortgage, Ser B, RB
4.000%, 07/15/13	1,800	1,912
St. Joseph County, Economic Development Authority, RB
4.000%, 12/30/11	1,125	1,152
4.000%, 06/30/12	1,135	1,171
St. Joseph County, Redevelopment District, TA
3.000%, 01/15/14	1,990	2,018

		12,155

Iowa — 1.3%
Coralville, Urban Renewal Project, Tax Increment, Ser C, TA
5.000%, 06/01/11	1,460	1,480
Iowa State, Finance Authority, Genesis Health Systems Project, RB
4.000%, 07/01/12	1,000	1,041
3.000%, 07/01/11	2,305	2,331

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Iowa State, Finance Authority, Ser F, RB
5.000%, 08/15/39 (B)	$2,500	$2,641

		7,493

Kansas — 0.7%
Kansas State, Development Finance Authority, Sisters Leavenworth Project, Ser A, RB
2.500%, 01/01/13	1,265	1,291
Overland Park, Development Authority, 1st Tier, Ser A, RB Pre-Refunded @ 101
7.375%, 01/01/11 (A)	1,495	1,518
Wichita, Hospital Revenue Authority, Christi Health Systems Project, RB
4.000%, 11/15/12	1,000	1,043

		3,852

Kentucky — 0.6%
Kentucky State, Economic Development Finance Authority, Baptist Healthcare System Project, Ser A, RB
5.000%, 08/15/11	1,000	1,028
5.000%, 08/15/12	1,000	1,061
Kentucky State, Rural Water Finance Authority, Flexible Term Program, Ser A, RB
Callable 12/28/10 @ 100
3.000%, 02/01/11	1,500	1,502

		3,591

Louisiana — 0.3%
England, Sub-District No. 1, RB, NATL-RE FGIC
5.000%, 08/15/12	1,120	1,187
Louisiana State, Military Department, Custody Receipts, RB
5.000%, 08/01/11	750	767

		1,954

Maine — 0.5%
Maine State, Health & Higher Educational Facilities Authority, Ser B, RB
3.000%, 07/01/12	2,620	2,690

Massachusetts — 0.2%
Massachusetts State, Educational Financing Authority, Ser A, RB
2.250%, 01/01/13	1,000	1,008

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Michigan — 3.2%
Avondale, School District, GO, AGM
2.500%, 05/01/11	$1,000	$1,006
Michigan State, Hospital Finance Authority, Ascension Health Group Project, RB
2.000%, 11/15/33 (B)	5,000	5,012
Michigan State, Housing Development Authority, Ser B, RB
3.100%, 06/01/11	1,000	1,003
Michigan State, Municipal Bond Authority, Local Government Loan Program, Ser A, RB
2.000%, 05/01/11	1,000	1,003
Michigan State, Municipal Bond Authority, Local Government Loan Program, Ser C, RB
5.000%, 05/01/11	1,115	1,131
5.000%, 05/01/12	1,440	1,500
Michigan State, Municipal Bond Authority, School Loan Program, Ser A, RB
5.250%, 06/01/11	1,275	1,305
Michigan State, Ser C, GO
5.000%, 05/01/11	1,750	1,783
Michigan State, Strategic Fund, Detroit Education Project, RB
3.050%, 08/01/24 (B)	5,000	5,079

		18,822

Minnesota — 1.7%
Minnesota State, Municipal Power Agency, Ser B, RB
Callable 04/01/12 @ 100
4.000%, 10/01/13	5,000	5,147
Minnesota State, Public Facilities Authority, Ser C, RB
5.000%, 03/01/14	4,250	4,760

		9,907

Missouri — 1.8%
Bridgeton, COP
1.700%, 08/01/11	1,715	1,724
Greene County, Wilson Creek Project, GO
Callable 08/01/11 @ 100
2.500%, 08/01/12	1,250	1,254
Kansas City, Industrial Development Authority, Century Avenue Association Project, AMT, RB
1.100%, 12/01/11 (B)(D)	4,900	4,900

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Kansas City, Industrial Development Authority, NNSA National Security Project, RB
4.000%, 09/01/13	$1,150	$1,167
Missouri State, Environmental Improvement & Energy Resources Authority, Associated Electrical Co-op Project, RB
4.375%, 12/01/34 (B)	1,665	1,678

		10,723

Montana — 0.5%
Montana State, Facility Finance Authority, Ser B, RB
5.000%, 01/01/13	3,035	3,240

Nevada — 0.2%
Clark County, Airport Revenue Authority, RB
0.380%, 01/01/36 (B)	1,300	1,300

New Hampshire — 1.8%
Belknap County, TAN
1.200%, 12/31/10	7,300	7,301
New Hampshire State, Business Finance Authority, Monadnock Community Hospital Project, RB
Callable 12/02/10 @ 100
0.290%, 10/01/33 (B)(D)	200	200
New Hampshire State, Health & Education Facilities Authority, Dartmouth-Hitchcock Project, RB
3.000%, 08/01/11	2,985	3,016

		10,517

New Jersey — 10.2%
Bayonne, GO
3.000%, 07/01/13	455	467
Borough of Harvey Cedars, BAN
1.250%, 12/10/10	2,359	2,359
Borough of Hawthorne, BAN
1.250%, 07/22/11	2,300	2,305
Borough of Raritan, BAN
1.500%, 03/23/11	1,075	1,075
Camden, BAN
2.000%, 10/13/11	1,000	1,004
Florence Township, BAN
1.250%, 12/10/10	3,659	3,659
Hackettstown, BAN
1.250%, 06/01/11	2,305	2,308
Kearny, Board of Education, GAN
1.500%, 10/13/11	9,250	9,294

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Long Branch, BAN
1.500%, 08/02/11	$1,900	$1,906
1.000%, 02/22/11	7,210	7,210
New Jersey State, Health Care Facilities Financing Authority, Atlantic City Medical Center Project, RB
6.000%, 07/01/12	685	717
New Jersey State, Higher Education Assistance Authority, Ser 1A, RB
2.500%, 12/01/12	2,000	2,038
New Jersey State, Higher Education Assistance Authority, Ser 2, RB
5.000%, 12/01/12	3,500	3,724
New Jersey State, Sports & Exposition Authority, Ser B, RB
5.000%, 09/01/13	1,000	1,088
Newark, General Improvement Project, Ser A, GO
3.000%, 10/01/12	3,000	3,062
Newark, Ser H, TAN
3.250%, 12/16/10	1,000	1,000
North Wildwood, BAN
1.200%, 12/10/10	6,440	6,440
Ramsey, School District, GO
1.250%, 07/26/11	1,500	1,501
Trenton, General Improvement Authority, BAN
3.500%, 12/10/10	2,883	2,883
Trenton, GO
3.000%, 03/15/13	2,750	2,828
Upper Deerfield Township, BAN
1.500%, 12/02/11	3,000	3,007

		59,875

New York — 19.8%
Adirondack, Central School District, BAN
1.000%, 12/30/10	7,457	7,458
Amherst, Industrial Development Civic Facilities, Daemen College Project, Ser A, RB
Pre-Refunded @ 102
6.125%, 10/01/11 (A)	3,100	3,311
Attica, BAN
1.250%, 05/19/11	1,850	1,852
Forest City, New Rochelle, Revenue Bond Certificate Trust, RB
0.380%, 06/01/11 (B)(D)	2,940	2,940
Fulton City, School District, BAN
1.100%, 06/30/11	12,000	12,004
Geneva, BAN
1.200%, 02/10/11	4,713	4,714
Gowanda, Central School District, BAN
1.500%, 07/20/11	2,200	2,211

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Lackawanna City, School District, BAN
1.100%, 06/15/11	$6,225	$6,228
Liberty, Central School District, BAN
1.500%, 12/23/10	3,077	3,077
Lloyd, BAN
1.000%, 02/25/11	1,275	1,275
Lockport, City School District, BAN
1.000%, 02/24/11	1,165	1,165
Mexico, Central School District, BAN
1.500%, 08/05/11	3,950	3,950
Nassau County, Industrial Development Agency, North Shore Hebrew Academy Project, RB
Callable 12/02/10 @ 100
0.420%, 12/01/36 (B)(D)	2,365	2,365
Nassau County, Sewer & Storm Water Finance Authority, Ser A, RB
5.000%, 11/01/11	2,070	2,148
New York City, Housing Development Authority, Ser D-1- A, RB
2.050%, 05/01/13	6,100	6,117
New York City, Municipal Water Finance Authority, Ser B, RB, FGIC
7.500%, 06/15/11 (E)	235	244
New York City, Ser E, GO
5.000%, 08/01/11	6,000	6,180
New York City, Trust for Cultural Resources, Juilliard School Project, Ser B, RB
2.750%, 01/01/36 (B)	5,500	5,646
New York State, Dormitory Authority, Ser B, RB
Callable 05/15/12 @ 100
5.250%, 11/15/23 (B)	9,570	10,120
New York State, Dormitory Authority, Ser B, RB, AMBAC
Callable 05/15/12 @ 100
5.250%, 11/15/26 (B)	1,510	1,597
New York State, Dormitory Authority, Ser B, RB, NATL-RE FGIC
Callable 05/15/12 @ 100
5.250%, 11/15/29 (B)	370	391
New York State, Environmental Facilities, Riverbank Street Park Project, RB, AMBAC
6.250%, 04/01/12	1,970	2,054
Ridge Road, Fire District, BAN
1.250%, 12/09/10	2,090	2,089

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Sales Tax Asset Receivable, Ser 2901, RB
Callable 10/15/14 @ 100
0.320%, 10/15/32 (B)	$400	$400
Schenectady, School District, RAN
1.500%, 01/28/11	9,900	9,911
Triborough Bridge & Tunnel Authority, Ser Y, RB
6.000%, 01/01/12 (E)	845	873
Village of Hamburg, BAN
1.250%, 07/21/11	1,600	1,606
Village of Vernon, BAN
1.750%, 12/16/10	5,041	5,041
West Webster, Fire District, BAN
1.350%, 12/30/10	1,255	1,255
Williamsville Village, BAN
1.000%, 02/24/11	2,307	2,308
Windsor, Central School District, BAN
1.250%, 06/16/11	6,000	6,023

		116,553

North Carolina — 0.2%
Durham, Ser B, COP
5.250%, 12/01/11	1,015	1,037

Ohio — 3.5%
Heath, BAN
1.500%, 03/09/11	1,100	1,101
Marysville, Water & Sewer Authority, BAN
1.500%, 01/21/11	2,685	2,687
Ohio State, American Municipal Power, BAN
1.750%, 08/11/11	1,643	1,649
1.500%, 10/27/11	9,754	9,777
Ohio State, Water Development Authority, RB
1.500%, 06/01/13 (B)	2,000	2,000
Trenton, BAN
Callable 01/03/11 @ 100
1.000%, 03/10/11	1,370	1,369
Warrensville, BAN
3.000%, 02/03/11	2,250	2,257

		20,840

Oklahoma — 3.1%
Cherokee County, Economic Development Authority, Ser A, RB, AMBAC
Callable 01/03/11 @ 100
6.850%, 09/01/11 (E)	5,000	5,239

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Oklahoma County, Finance Authority, RB
3.500%, 03/01/12	$1,205	$1,232
3.000%, 03/01/11	1,000	1,005
Oklahoma State, Development Finance Authority, Integris Baptist Medical Center Project, Ser B, RB
5.000%, 08/15/12	1,000	1,062
Oklahoma State, Industries Authority, Medical Foundation Project, RB
4.500%, 07/01/11	1,000	1,016
Tulsa County, Independent School District No. 1, Ser B, GO
1.000%, 11/01/13	5,350	5,286
Tulsa County, Industrial Authority, Jenks Public Schools Project, RB
5.000%, 09/01/11	3,145	3,244

		18,084

Pennsylvania — 0.7%
Montgomery County, Industrial Development Authority, Retirement Communities Project, Ser B, RB
5.000%, 11/15/11	1,000	1,027
Pennsylvania State, Economic Development Financing Authority, RB
Callable 12/02/10 @ 100
0.290%, 12/01/38 (B)(D)	195	195
Pennsylvania State, Turnpike Commission, Sub-Ser D-1, RB
2.000%, 12/01/10	1,055	1,055
Sayre, Health Care Facilities Authority, Guthrie Health Project, Ser A, RB
Pre-Refunded @ 101
5.875%, 12/01/11 (A)	1,700	1,808

		4,085

South Carolina — 1.2%
Greenville County, School District, Building Equity Sooner Tomorrow Project, RB
Callable 12/01/12 @ 101
5.500%, 12/01/14	3,500	3,815
Piedmont, Municipal Power Agency, Ser A, RB, AMBAC
0.708%, 01/01/13 (C)	380	338

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

South Carolina State, Jobs Economic Development Authority, Palmetto Health Alliance Project, Ser A, RB
Pre-Refunded @ 102
7.375%, 12/15/10 (A)	$2,600	$2,658

		6,811

South Dakota — 0.6%
Heartland, Consumers Power District, RB, AGM
6.000%, 01/01/12	1,545	1,587
South Dakota State, Health & Educational Facilities Authority, Regional Health Project, RB
5.000%, 09/01/13	1,000	1,089
5.000%, 09/01/14	1,000	1,110

		3,786

Texas — 4.7%
Dallas-Fort Worth, International Airport Facilities Improvement, Ser A, RB
4.000%, 11/01/12	2,000	2,111
Deutsche Bank Spears/Lifers Trust, Ser 533, RB, AMBAC
Callable 09/01/15 @ 100
0.280%, 09/01/21 (B)	1,750	1,750
Dickinson, Independent School District, Municipal Securities Trust Receipts, Ser SGA94, GO
0.310%, 02/15/28 (B)	900	900
Eagle Mountain & Saginaw, Independent School District, GO
4.668%, 08/15/11 (C)	1,235	1,230
Hardin, Independent School District, RB
Pre-Refunded @ 102
5.000%, 01/01/11 (A)	3,037	3,111
Harris County, Cultural Education Facilities Finance Authority, Methodist Hospital Systems Project, RB
5.000%, 06/01/12	2,000	2,117
Harris County, Cultural Education Facilities Finance Authority, Methodist Hospital Systems Project, Ser B-1, RB
Callable 06/01/12 @ 100
5.000%, 12/01/28 (B)	2,850	3,018
Lewisville, Independent School District, GO
4.782%, 08/15/11 (C)	1,000	996
Mission, Economic Development Authority, Republic Services Project, Ser A, RB
0.950%, 01/01/20 (B)	2,500	2,500

Description	Face Amount ($ Thousands) /Shares	Value ($ Thousands)

Prosper, Independent School District, School Building Project, GO
4.676%, 08/15/11 (C)	$1,130	$1,125
Texas State, Highway Improvement Project, Ser B, GO
5.000%, 04/01/13	1,500	1,641
5.000%, 04/01/14	6,440	7,234

		27,733

Washington — 1.3%
Everett, Public Facilities District Authority, RB
Callable 12/02/10 @ 100
0.500%, 04/01/36 (B)	5,900	5,900
Washington State, School Districts, COP
3.000%, 12/01/10	1,625	1,625
Washington State, Ser A, GO, AGM
6.250%, 02/01/11	315	318

		7,843

Wisconsin — 0.5%
Oak Creek, Waterworks System Authority, BAN
Callable 01/03/11 @ 100
4.000%, 04/01/11	3,000	3,007

Multi-State — 0.4%
BB&T Municipal Trust, Ser 5000, RB
0.430%, 10/01/28 (B)(D)	2,560	2,560

Total Municipal Bonds (Cost $582,462) ($ Thousands)		584,759

CASH EQUIVALENT — 0.0%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A,
0.050% †(F)	85,638	86

Total Cash Equivalent (Cost $86) ($ Thousands)		86

Total Investments — 99.4% (Cost $582,548) ($ Thousands)@		$584,845

Percentages are based on Net Assets of $588,142 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2010. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(D)	Securities are held in connection with a letter of credit issued by a major bank.

(E)	Security is escrowed to maturity.

(F)	Rate shown is the 7-day effective yield as of November 30, 2010.

7	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2010

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BAN — Bond Anticipation Note

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GAN — Grant Anticipation Note

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RAN — Revenue Anticipation Note

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

TA — Tax Allocation

TAN — Tax Anticipation Note

TRAN — Tax and Revenue Anticipation Note

@ At November 30, 2010, the tax basis cost of the Fund’s investments was $582,459 ($ Thousands), and the unrealized appreciation and depreciation were $3,144 ($ Thousands) and $(758) ($Thousands) respectively.

The following is a summary of the inputs used as of November 30, 2010 valuing the Fund’s investments in accordance with ASC 820 carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$584,759	$—	$584,759
Cash Equivalent	86	—	—	86

Total Investments in Securities	$86	$584,759	$—	$584,845

During the period ended November 30, 2010 there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

California Municipal Bond Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 97.4%

California — 93.5%
ABAG, Finance Authority for Nonprofit, Casa de las Campanas Project, RB
Callable 09/01/20 @ 100
5.250%, 09/01/24	$3,060	$3,054
Antelope Valley, Community College District, Election 2004, Ser C, GO, NATL
Callable 08/01/17 @ 100
5.000%, 08/01/24	1,000	1,053
California State University, Ser A, RB
5.000%, 11/01/17	2,000	2,286
California State University, Ser A, RB
Callable 05/01/19 @ 100
5.250%, 11/01/21	2,000	2,224
California State University, Ser A, RB, AGM
5.000%, 11/01/16	1,235	1,426
California State, Communities Development Authority, Health Facilities-Adventist Health Project, Ser A, RB
5.000%, 03/01/15	1,385	1,513
California State, Communities Development Authority, Huntington Memorial Hospital Project, RB
5.000%, 07/01/15	2,860	3,105
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	2,000	2,189
California State, Communities Development Authority, LA Jewish Home Project, RB
Callable 01/03/11 @ 100
4.500%, 11/15/13	3,000	3,008
California State, Communities Development Authority, Redlands Community Hospital Project, Ser A, RB, Radian
5.000%, 04/01/14	1,000	1,030
California State, Department of Water Resources & Power, Ser Y, RB, FGIC
Pre-Refunded @ 100
5.250%, 06/01/13 (A)	30	33
California State, Educational Facilities Authority, Santa Clara University Project, RB, AMBAC
5.250%, 09/01/19	1,250	1,453
California State, GO
Callable 03/01/16 @ 100
5.000%, 03/01/20	5,000	5,222

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, GO
Callable 03/01/20 @ 100
5.000%, 03/01/22	$1,000	$1,043
California State, GO
5.250%, 02/01/18	2,000	2,241
5.000%, 10/01/16	2,000	2,242
5.000%, 11/01/16	4,350	4,881
California State, Health Facilities Financing Authority, Cedars- Sinai Medical Center Project, RB
5.000%, 11/15/14	1,000	1,102
California State, Health Facilities Financing Authority, Episcopal Home Project, Ser B, RB
5.100%, 02/01/19	1,425	1,454
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
Callable 08/15/18 @ 100
5.250%, 08/15/22	3,600	3,800
California State, Municipal Finance Authority, Pilgrim Claremont Project, Ser A, RB
Callable 05/15/19 @ 100
5.500%, 05/15/21	1,295	1,314
California State, Municipal Finance Authority, Pilgrim Claremont Project, Ser A, RB
5.000%, 05/15/19	1,500	1,549
California State, Public Works Board, Department of General Services Project, Ser A, RB, AGM
Callable 04/01/16 @ 100
5.000%, 04/01/17	1,560	1,727
California State, Ser A, GO
5.000%, 07/ 01/16	2,775	3,173
California State, Various Purposes, GO
5.000%, 03/01/15	7,000	7,745
California State, Various Purposes, GO
Callable 10/01/19 @ 100
5.250%, 10/01/22	5,000	5,297
California State, Various Purposes, GO, AGM
5.000%, 09/01/16	2,000	2,260
Corona-Norca, Unified School District, Ser B, GO, AGM
9.791%, 09/01/13 (B)	1,000	964
Fresno, Joint Powers Financing Authority, TA, AMBAC
Callable 01/03/11 @ 102
5.500%, 08/01/15	1,445	1,476
Golden West Schools, Financing Authority, Placentia-Yorba Linda University Project, RB, AMBAC
5.500%, 08/01/21	1,500	1,745

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

California Municipal Bond Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Imperial, District Irrigation & Electric Authority, RB
5.000%, 11/01/15	$1,000	$1,151
Loma Linda, University Medical Center Project, Ser A, RB
5.000%, 12/01/15	1,575	1,653
Long Beach, Ser B, RB
5.000%, 05/15/20	2,000	2,257
Los Angeles County, Metropolitan Transportation Authority, Ser D, RB
5.000%, 07/01/18	1,500	1,737
Los Angeles, Community College District, Ser A, GO, AGM
Callable 08/01/15 @ 100
5.000%, 08/01/20	1,500	1,619
Los Angeles, Community College District, Ser E-1, GO
Callable 08/01/18 @ 100
5.000%, 08/01/25	2,425	2,544
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser C, RB
5.000%, 05/15/17	1,200	1,357
M-S-R, Public Power Agency, Ser K, RB, NATL
5.000%, 07/01/13	2,600	2,803
North Orange County, Community College District, Election 2002, Ser B, GO, FGIC
Pre-Refunded @ 100
5.000%, 08/01/14 (A)	1,250	1,425
Palo Alto, Unified School District, GO, AGM
Callable 08/01/15 @ 100
5.000%, 08/01/16	1,195	1,386
Rancho Mirage, Joint Power Authority, Eisenhower Medical Center Project, Ser A, RB
Callable 07/01/17 @ 100
5.000%, 07/01/21	1,000	996
Rancho, Water District Financing Authority, Ser A, RB, AGM
Callable 08/01/18 @ 100
5.000%, 08/01/21	1,385	1,539
Redwood City, Elementary School District, GO, NATL-RE FGIC
5.000%, 08/01/15	2,275	2,506
Riverside, Community College District, GO, AGM
Callable 08/01/15 @ 100
5.000%, 08/01/18	1,700	1,887
San Diego County, Burnham Institution for Medical Research Project, COP
Callable 09/01/15 @ 102
5.000%, 09/01/16	575	596

Description	Face Amount ($ Thousands)	Value ($ Thousands)

San Diego, Public Facilities Financing Authority, Ser B, RB
Callable 05/15/19 @ 100
5.000%, 05/15/22	$2,075	$2,280
5.000%, 05/15/24	1,000	1,079
San Diego, Redevelopment Agency, Centre City Redevelopment Project, Ser A, TA, XLCA
5.000%, 09/01/13	1,300	1,368
San Francisco City & County, Airports Commission, Ser 2, RB, NATL-RE FGIC
5.000%, 05/01/12	1,555	1,641
San Francisco City & County, General Hospital Improvement Project, Ser A, GO
5.000%, 06/15/17	3,000	3,495
San Francisco City & County, Public Utilities Commission, Sub- Ser A, RB
Callable 05/01/20 @ 100
5.000%, 11/01/20	1,075	1,236
San Francisco City & County, Ser A, COP
5.000%, 10/01/18	2,000	2,265
San Francisco, Bay Area Toll Authority, Ser F, RB
5.000%, 04/01/13	1,000	1,091
San Francisco, Bay Area Toll Authority, Ser F, RB
Callable 04/01/17 @ 100
5.000%, 04/01/23	2,000	2,120
San Joaquin County, Capital Facilities Project, COP, NATL
5.500%, 11/15/13	1,000	1,072
Santa Clara County, Fremont Union High School District, GO, NATL- RE FGIC
Callable 09/01/15 @ 100
5.000%, 09/01/20	2,000	2,204
Santa Fe Springs, Community Development Commission, Construction Redevelopment Project, Ser A, TA, NATL
5.000%, 09/01/15	2,585	2,685
Santa Rosa, Wastewater Authority, Ser A, RB, AMBAC
5.000%, 09/01/16	2,000	2,260
South San Francisco, Unified School District, RB, NATL
5.000%, 09/15/17	1,070	1,213
Southern California, Metropolitan Water District, Ser B, RB
5.000%, 07/01/19	1,000	1,170
Southern California, Public Power Authority, Power Project, Ser A, RB, AGM
5.000%, 01/01/15	1,750	1,964

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

California Municipal Bond Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Tulare, Local Health Care Authority, RB
5.000%, 11/01/15	$525	$538
5.000%, 11/01/16	550	559
Turlock, Public Financing Authority, RB
Callable 05/01/18 @ 100
4.000%, 05/01/23	2,105	2,091
University of California, Regents Medical Center, Ser A, RB, NATL
5.000%, 05/15/13	2,000	2,180
University of California, Regents Medical Center, Ser A, RB, NATL
Callable 05/15/15 @ 101
5.000%, 05/15/16	1,000	1,129
University of California, Ser K, RB, NATL
Callable 05/15/15 @ 101
5.000%, 05/15/20	5,790	6,396
Val Verde, Unified School District, COP, FGIC
5.000%, 01/01/14 (C)	500	560
Val Verde, Unified School District, COP, FGIC
Pre-Refunded @ 100
5.250%, 01/01/15 (A)	2,500	2,892
Washington Township, Health Care District, Ser A, RB
5.000%, 07/01/17	1,125	1,203
Whittier, Union High School District, GO, NATL
Callable 08/01/15 @ 100
5.000%, 08/01/20	1,485	1,597

		145,353

Puerto Rico — 3.9%
Puerto Rico Commonwealth, Electric Power Authority, RB, NATL
5.000%, 07/01/20	1,700	1,855
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser K, RB
Pre-Refunded @ 100
5.000%, 07/01/15 (A)	1,210	1,412
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser X, RB, AGM
5.500%, 07/01/15	1,490	1,656
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB, CIFG
5.500%, 07/01/16	1,000	1,095

		6,018

Total Municipal Bonds (Cost $144,878) ($ Thousands)		151,371

Description	Face Amount ($ Thousands) /Shares	Value ($ Thousands)

TAX EXEMPT CORPORATE BOND — 1.2%

California — 1.2%
San Manuel Entertainment
Callable 12/01/13 @ 102
4.500%, 12/01/16	$2,000	$1,811

Total Tax Exempt Corporate Bond (Cost $2,000) ($ Thousands)		1,811

CASH EQUIVALENT — 3.8%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.050% †(D)	5,923,277	5,923

Total Cash Equivalent (Cost $5,923) ($ Thousands)		5,923

Total Investments — 102.4% (Cost $152,801) ($ Thousands)@		$159,105

Percentages are based on Net Assets of $155,439 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(C)	Security is escrowed to maturity.

(D)	Rate shown is the 7-day effective yield as of November 30, 2010.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

CIFG — CDC IXIS Financial Guaranty

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

Radian — Radian Asset Assurance

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

@ At November 30, 2010, the tax basis cost of the Fund’s investments was $152,715 ($ Thousands), and the unrealized appreciation and depreciation were $6,741 ($ Thousands) and $(351) ($Thousands) respectively.

The following is a summary of the inputs used as of November 30, 2010 valuing the Fund’s investments in accordance with ASC 820 carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$151,371	$—	$151,371
Tax Exempt Corporate Bond	—	1,811	—	1,811
Cash Equivalent	5,923	—	—	5,923

Total Investments in Securities	$5,923	$153,182	$—	$159,105

During the period ended November 30, 2010 there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.5%

Massachusetts — 90.7%
Beverly, Municipal Purpose Loan, GO
Callable 01/15/20 @ 100
5.000%, 01/15/22	$500	$561
Boston, Ser A, GO
5.000%, 04/01/14	250	281
Erving, GO
5.375%, 06/15/12	250	261
Fall River, GO, AGM
Callable 02/01/13 @ 101
5.250%, 02/01/15	750	804
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB
5.875%, 03/01/15	185	213
5.500%, 03/01/12	120	123
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB, FGIC
7.000%, 03/01/21	500	620
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/30	500	563
5.000%, 07/01/22	500	572
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	1,000	1,173
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/18	245	295
5.250%, 07/01/21	250	293
Massachusetts Bay, Transportation Authority, Ser D, RB
5.000%, 07/01/17	500	588
Massachusetts State, College Building Authority, Ser B, RB
Callable 05/01/20 @ 100
5.000%, 05/01/22	540	604
Massachusetts State, Department of Transportation, Ser B, RB
5.000%, 01/01/15	300	333
Massachusetts State, Development Finance Agency, Babson College Project, Ser A, RB, NATL
5.000%, 10/01/17	500	563
Massachusetts State, Development Finance Agency, Boston College Project, Ser P, RB
Callable 07/01/17 @ 100
5.000%, 07/01/19	250	281

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Development Finance Agency, Boston University Project, Ser U-6C, RB
Callable 12/02/10 @ 100
0.260%, 10/01/42 (A)(B)	$1,100	$1,100
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser O-1, RB
Callable 10/01/19 @ 100
5.000%, 10/01/22	500	538
Massachusetts State, Development Finance Agency, Emerson College Project, Ser A, RB
5.000%, 01/01/14	1,000	1,085
Massachusetts State, Development Finance Agency, Holy Cross Project, Ser B, RB, AMBAC
Callable 09/01/17 @ 100
5.000%, 09/01/18	250	284
Massachusetts State, Development Finance Agency, Phillips Academy Project, RB
5.000%, 09/01/18	250	296
Massachusetts State, Development Finance Agency, Visual & Performing Arts Project, RB
5.750%, 08/01/14	500	569
Massachusetts State, Educational Financing Authority, Ser A, RB
5.500%, 01/01/17	500	557
Massachusetts State, Health & Educational Facilities Authority, Eye & Ear Infirmary Project, Ser C, RB
5.000%, 07/01/18	500	523
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB
Callable 11/15/18 @ 100
5.250%, 11/15/21	500	579
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB
Callable 12/15/19 @ 100
5.000%, 12/15/24	500	561
Massachusetts State, Health & Educational Facilities Authority, Lahey Clinic Medical Center, Ser C, RB, NATL-RE FGIC
5.000%, 08/15/15	1,070	1,150
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser K, RB
5.500%, 07/01/22	250	306

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	$500	$579
Massachusetts State, Health & Educational Facilities Authority, Northeastern University Project, Ser A, RB
5.000%, 10/01/17	500	571
Massachusetts State, Health & Educational Facilities Authority, Partners Healthcare Systems Project, Ser G, RB
Callable 07/01/17 @ 100
5.000%, 07/01/18	200	224
Massachusetts State, Health & Educational Facilities Authority, Suffolk University Project, Ser A, RB
Callable 07/01/19 @ 100
6.000%, 07/01/24	500	532
Massachusetts State, Health & Educational Facilities Authority, Tufts University Project, Ser J, RB
5.500%, 08/15/15	300	352
Massachusetts State, Health & Educational Facilities Authority, Wheaton College Project, Ser F, RB
5.000%, 01/01/14	400	439
Massachusetts State, Housing Finance Agency, Ser E, AMT, RB
Callable 12/01/14 @ 100
5.000%, 12/01/28	140	138
Massachusetts State, Housing Finance Agency, Single Family Housing Project, Ser III, AMT, RB
Callable 06/01/13 @ 100
4.200%, 12/01/14 (B)	565	577
Massachusetts State, Industrial Finance Agency, Boston Edison Project, Ser A, RB
Callable 01/03/11 @ 100
5.750%, 02/01/14	925	928
Massachusetts State, Port Authority, Bosfuel Project, AMT, RB, NATL- RE FGIC
5.000%, 07/01/16	750	807
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/20 @ 100
5.000%, 07/01/21	500	565
Massachusetts State, Port Authority, Ser C, RB, NATL
Callable 07/01/13 @ 100
5.000%, 07/01/14	300	327

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Port Authority, Ser C, AMT, RB, AGM
5.000%, 07/01/15	$1,150	$1,274
Massachusetts State, Ser A, GO, AGM
Pre-Refunded @ 100
5.000%, 03/01/15 (C)	500	579
Massachusetts State, Ser A, GO, AGM
5.250%, 08/01/20	500	591
Massachusetts State, Ser B, GO, AGM
5.250%, 09/01/21	500	589
Massachusetts State, Ser C, GO
5.000%, 12/01/15	500	581
Massachusetts State, Ser C, GO, NATL
5.500%, 12/01/20	750	902
Massachusetts State, Ser D, GO
5.500%, 10/01/16	200	241
Massachusetts State, Ser D, GO, NATL
5.500%, 11/01/15	500	592
Massachusetts State, Water Pollution Abatement Authority, MWRA Program, Sub-Ser A, RB
6.000%, 08/01/19	500	630
Massachusetts State, Water Pollution Abatement Authority, Pool Program, Ser 8, RB
Callable 08/01/12 @ 100
5.250%, 08/01/13	5	5
Massachusetts State, Water Pollution Abatement Authority, RB
5.250%, 08/01/29	500	578
Massachusetts State, Water Pollution Abatement Authority, Ser 14, RB
5.000%, 08/01/19	1,000	1,184
Massachusetts State, Water Pollution Abatement Authority, Ser A, RB
5.250%, 08/01/19	350	421
Massachusetts State, Water Resources Authority, Ser A, RB
5.000%, 08/01/15	760	879
Massachusetts State, Water Resources Authority, Ser B, RB, AGM
5.250%, 08/01/23	500	582
Massachusetts State, Water Resources Authority, Ser C, RB
6.000%, 12/01/11	70	72
Springfield, Municipal Purpose Loan, GO, NATL
5.250%, 08/01/15	500	568

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

University of Massachusetts, Building Authority, Ser 2009-1, RB
5.000%, 05/01/17	$1,000	$1,154

		33,137

Puerto Rico — 7.8%
Puerto Rico Commonwealth, Electric Power Authority, Ser LL, RB, NATL
5.500%, 07/01/18	250	285
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	250	285
Puerto Rico Commonwealth, GO
6.500%, 07/01/13	250	277
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser B, RB
5.000%, 12/01/14	250	269
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser CC, RB
5.000%, 07/01/14	300	321
5.000%, 07/01/16	500	535
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14 (D)	45	53
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14	5	5
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax, Ser C, RB, AMBAC
5.500%, 07/01/16	250	273
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/21	500	547

		2,850

Total Municipal Bonds (Cost $34,239) ($ Thousands)		35,987

Description	Shares	Value ($ Thousands)

CASH EQUIVALENT — 0.2%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.050% †(E)	58,277	$58

Total Cash Equivalent (Cost $58) ($ Thousands)		58

Total Investments — 98.7% (Cost $34,297) ($ Thousands)@		$36,045

Percentages are based on Net Assets of $36,533 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2010. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(D)	Security is escrowed to maturity.

(E)	Rate shown is the 7-day effective yield as of November 30, 2010.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

XLCA — XL Capital Assurance

@ At November 30, 2010, the tax basis cost of the Fund’s investments was $34,292 ($ Thousands), and the unrealized appreciation and depreciation were $1,775 ($ Thousands) and $(22) ($Thousands) respectively.

The following is a summary of the inputs used as of November 30, 2010 valuing the Fund’s investments in accordance with ASC 820 carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$35,987	$—	$35,987
Cash Equivalent	58	—	—	58

Total Investments in Securities	$58	$35,987	$—	$36,045

During the period ended November 30, 2010 there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 95.8%

New Jersey — 83.9%
Atlantic County, Public Facilities Lease Agreement, COP, NATL-RE FGIC
6.000%, 03/01/13	$1,000	$1,089
Burlington County, Bridge Authority, Government Loan Program, RB
Callable 10/15/12 @ 100
5.000%, 10/15/13	1,290	1,385
Camden County, Municipal Utilities Authority, County Agreement Project, Ser B, RB, NATL-RE FGIC
5.000%, 07/15/15	1,750	1,974
Freehold, Regional High School District, GO, NATL-RE FGIC
5.000%, 03/01/15	1,280	1,461
Garden State, Preservation Trust, Ser C, RB, AGM
5.125%, 11/01/16	1,000	1,180
Lacey, Municipal Utilities Authority, RB, AMBAC
Callable 12/01/17 @ 100
5.000%, 12/01/19	550	607
New Jersey State, Casino Reinvestment Development Authority, Ser A, RB, NATL
5.000%, 06/01/14	3,000	3,111
New Jersey State, Economic Development Authority, Masonic Charity Foundation Project, RB
Callable 06/01/11 @ 102
5.000%, 06/01/12	890	919
New Jersey State, Economic Development Authority, Motor Vehicle Surcharge Revenue Project, Ser A, RB, NATL
Callable 07/01/14 @ 100
5.250%, 07/01/15	2,000	2,183
New Jersey State, Economic Development Authority, RB
5.000%, 12/15/17	1,000	1,135
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser K, RB, AMBAC
Callable 12/15/15 @ 100
5.250%, 12/15/16	1,485	1,682
New Jersey State, Educational Facilities Authority, College of New Jersey Project, Ser D, RB, AGM
Callable 07/01/18 @ 100
5.000%, 07/01/23	2,695	2,881

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Educational Facilities Authority, Fairleigh Dickinson Project, Ser C, RB
6.000%, 07/01/12	$1,670	$1,755
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser E, RB
5.000%, 07/01/15	2,500	2,885
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser K, RB
5.250%, 07/01/18	700	837
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser I, RB, AMBAC
Callable 07/01/17 @ 100
5.000%, 07/01/18	1,620	1,772
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.250%, 09/01/21	1,000	1,184
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.000%, 09/01/20 (A)	1,220	1,449
New Jersey State, Environmental Infrastructure Trust, Ser B, RB
5.250%, 09/01/21	1,000	1,184
New Jersey State, Equipment Lease Purchase Program, Ser A, COP
5.000%, 06/15/15	1,350	1,482
New Jersey State, Health Care Facilities Financing Authority, Atlantic Care Regional Medical Center Project, RB
Callable 07/01/17 @ 100
5.000%, 07/01/21	2,000	2,088
New Jersey State, Health Care Facilities Financing Authority, Burdette Tomlin Memorial Hospital Project, RB
Callable 01/03/11 @ 100
5.250%, 07/01/11	535	536
New Jersey State, Health Care Facilities Financing Authority, Children’s Specialized Hospital Project, Ser A, RB
5.000%, 07/01/12	400	412
5.000%, 07/01/14	510	537
New Jersey State, Health Care Facilities Financing Authority, Children’s Specialized Hospital Project, Ser A, RB
Callable 07/01/15 @ 100
5.000%, 07/01/18	200	202

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Health Care Facilities Financing Authority, RWJ Health Care Corporation Project, Ser B, RB, Radian
5.000%, 07/01/13	$1,000	$1,034
5.000%, 07/01/14	570	592
New Jersey State, Health Care Facilities Financing Authority, South Jersey Hospital Project, RB
Callable 07/01/16 @ 100
5.000%, 07/01/17	1,875	2,027
New Jersey State, Ser H, GO, AGM
5.250%, 07/01/15	1,485	1,713
New Jersey State, Transportation Administration, Federal Transportation Grants, Ser B, COP, AMBAC
5.500%, 09/15/11	1,000	1,035
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/21	2,500	2,834
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, AGM
5.500%, 12/15/16	3,000	3,505
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/21	1,615	1,795
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser C, RB, FGIC
Pre-Refunded @ 100
5.250%, 06/15/15 (B)	1,165	1,368
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser C, RB, NATL
Pre-Refunded @ 100
5.250%, 06/15/15 (B)	1,000	1,174
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser C, RB, NATL
5.250%, 06/15/13 (A)	3,000	3,336
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser D, RB, AMBAC
Pre-Refunded @ 100
5.000%, 06/15/15 (B)	2,115	2,460

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Turnpike Authority, Ser H, RB
Callable 01/01/19 @ 100
5.000%, 01/01/20	$1,000	$1,123
Rutgers University, Ser F, RB
Callable 05/01/19 @ 100
5.000%, 05/01/21	1,040	1,180
5.000%, 05/01/22	1,000	1,121
South Jersey, Transportation Authority, Ser A-1, RB
4.000%, 11/01/17	1,000	1,073
West Windsor Plainsboro, Regional School District, GO, AGM
5.000%, 09/15/16	1,075	1,266
5.000%, 09/15/17	635	750

		65,316

New York — 4.4%
New York & New Jersey, Port Authority, One Hundred Forty Eighth Project, RB, AGM
Callable 08/15/17 @ 100
5.000%, 08/15/19	3,000	3,440

Pennsylvania — 3.3%
Delaware River, Joint Toll Bridge Commission, Ser A, RB, NATL
5.500%, 07/01/18	1,500	1,740
5.000%, 07/01/16	730	828

		2,568

Puerto Rico — 4.2%
Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, NATL
5.000%, 07/01/19	1,000	1,100
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser E, RB, AGM
5.500%, 07/01/12	1,015	1,085
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO, NATL
5.500%, 07/01/18	1,000	1,084

		3,269

Total Municipal Bonds (Cost $70,956) ($ Thousands)		74,593

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund

November 30, 2010

Description	Shares	Value ($ Thousands)

CASH EQUIVALENT — 2.6%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.050% †(C)	2,025,247	$2,025

Total Cash Equivalent (Cost $2,025) ($ Thousands)		2,025

Total Investments — 98.4% (Cost $72,981) ($ Thousands)@		$76,618

Percentages are based on Net Assets of $77,852 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities—The maturity date shown is the pre-refunded date.

(C)	Rate shown is the 7-day effective yield as of November 30, 2010.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

Radian — Radian Asset Assurance

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

@ At November 30, 2010, the tax basis cost of the Fund’s investments was $72,981 ($ Thousands), and the unrealized appreciation and depreciation were $3,692 ($ Thousands) and $(55) ($Thousands) respectively.

The following is a summary of the inputs used as of November 30, 2010 valuing the Fund’s investments in accordance with ASC 820 carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$74,593	$—	$74,593
Cash Equivalent	2,025	—	—	2,025

Total Investments in Securities	$2,025	$74,593	$—	$76,618

During the period ended November 30, 2010 there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 99.7%

Guam — 0.5%
Territory of Guam, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	$500	$511

New York — 88.1%
Babylon, Industrial Development Agency, Covanta Babylon Project, Ser A, RB
5.000%, 01/01/17	1,000	1,104
Dutchess County, Industrial Development Agency, Bard College Civic Facilities Project, Ser A-1, RB
5.000%, 08/01/17	500	549
Erie County, Fiscal Stability Authority, Ser A, RB
5.000%, 05/15/17	850	997
Erie County, Water Authority, RB
5.000%, 12/01/16	1,000	1,164
Hempstead, Local Development Authority, Molloy College Project, RB
Callable 07/01/19 @ 100
5.250%, 07/01/23	1,500	1,617
Islip, Resource Recovery Agency, Ser F, AMT, RB, AGM
5.000%, 07/01/12	1,000	1,034
Long Island, Power Authority, Ser E, RB, NATL
Callable 12/01/16 @ 100
5.000%, 12/01/18	1,000	1,122
Long Island, Power Authority, Ser E, RB, NATL-RE FGIC
Callable 12/01/16 @ 100
5.000%, 12/01/17	500	567
Long Island, Power Authority, Ser F, RB, NATL
5.000%, 05/01/15	1,000	1,131
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/13	1,000	1,103
Metropolitan New York, Transportation Authority, Ser A, RB, NATL
5.000%, 11/15/14	1,290	1,445
Metropolitan New York, Transportation Authority, Ser A, RB, NATL-RE FGIC
Callable 11/15/17 @ 100
5.000%, 11/15/18	1,000	1,110

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Metropolitan New York, Transportation Authority, Ser A- 1, RB
5.000%, 11/15/14	$500	$567
Metropolitan New York, Transportation Authority, Ser B, RB
Callable 11/15/19 @ 100
5.250%, 11/15/20	500	576
Metropolitan New York, Transportation Authority, Ser C, RB, AMBAC
5.000%, 11/15/13	1,000	1,109
Mount Sinai, Union Free School District, GO, AMBAC
6.200%, 02/15/14	500	570
Nassau County, Interim Finance Authority, Ser A, RB, NATL
5.000%, 11/15/14	500	572
New York & New Jersey, Port Authority, Ser 131, AMT, RB
Callable 06/15/13 @ 101
5.000%, 12/15/13	1,500	1,661
New York & New Jersey, Port Authority, Ser 85, RB, AMBAC
5.200%, 09/01/15	1,215	1,418
New York City, Health & Hospital Authority, Ser A, RB
5.000%, 02/15/18	2,000	2,228
New York City, Housing Development Authority, Capital Funding Program, Ser A, RB, NATL-RE FGIC
Callable 07/01/15 @ 100
5.000%, 07/01/16	1,975	2,195
New York City, Industrial Development Agency, Terminal One Group Association Project, AMT, RB
5.500%, 01/01/14	1,000	1,067
New York City, Ser A1, GO, AGM
5.000%, 08/01/16	1,000	1,144
New York City, Ser B, GO
5.000%, 08/01/18	2,500	2,867
New York City, Ser C, GO
5.000%, 08/01/13	500	552
New York City, Ser C, GO, CIFG
5.000%, 08/01/14	1,500	1,687
New York City, Ser C, GO, NATL
5.000%, 08/01/15	750	852
New York City, Ser E, GO
5.000%, 08/01/17	2,000	2,283
5.000%, 08/01/19	1,000	1,129
New York City, Ser G, GO
5.000%, 08/01/15	1,865	2,119

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Ser G, GO, AMBAC
Callable 02/01/16 @ 100
5.000%, 08/01/17	$725	$812
New York City, Ser H, GO, NATL- RE FGIC
Callable 08/01/14 @ 100
5.000%, 08/01/15	750	834
New York City, Ser I, GO, NATL
Callable 08/01/14 @ 100
5.000%, 08/01/17	500	545
New York City, Sub-Ser A-10, GO
0.001%, 08/01/17 (A)(B)	200	200
New York City, Sub-Ser B-2, GO
Callable 12/02/10 @ 100
0.280%, 08/15/19 (A)(B)	400	400
0.001%, 08/15/20 (A)(B)	400	400
New York City, Sub-Ser F-1, GO
5.000%, 09/01/13	750	831
New York City, Sub-Ser J, GO
Callable 06/01/16 @ 100
5.000%, 06/01/17	300	339
New York City, Transitional Finance Authority, Future Tax Secured Project, Ser A, RB
Callable 11/01/11 @ 100
5.500%, 11/01/26 (B)(C)	750	780
New York City, Transitional Finance Authority, Future Tax Secured Project, Ser D, RB
5.000%, 11/01/17	1,000	1,174
New York City, Transitional Finance Authority, Future Tax Secured Project, Sub-Ser D-2, RB
Callable 05/01/14 @ 100
5.000%, 11/01/14	1,000	1,124
New York City, Transitional Finance Authority, Ser S-1, RB, NATL-RE FGIC
5.000%, 07/15/16	350	406
New York City, Transportation Authority, Livingston Plaza Project, RB, AGM
5.400%, 01/01/18 (D)	105	123
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser 1A, RB
5.000%, 10/01/17	1,000	1,184
New York State, Dormitory Authority, City University System, Special Obligation, Ser D, RB, FGIC
5.750%, 07/01/12	475	498
New York State, Dormitory Authority, Columbia University, Ser A, RB
Callable 07/01/16 @ 100
5.000%, 07/01/20	1,000	1,118

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, Health Quest Systems Project, Ser B, RB, AGM
5.000%, 07/01/15	$740	$829
5.000%, 07/01/16	655	736
New York State, Dormitory Authority, Hospital - Special Surgery Project, RB
Callable 08/15/19 @ 100
5.500%, 02/15/24	1,150	1,258
New York State, Dormitory Authority, Interfaith Medical Center Project, RB
5.000%, 02/15/18	1,000	1,124
New York State, Dormitory Authority, Manhattan College Project, RB, Radian
5.500%, 07/01/11	900	912
New York State, Dormitory Authority, Mental Health Project, RB, AGM
Callable 02/15/15 @ 100
5.000%, 02/15/16	1,500	1,659
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser D, RB, AGM
5.250%, 08/15/18	1,000	1,159
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser D, RB, NATL-RE FGIC
Callable 02/15/15 @ 100
5.000%, 08/15/19	1,000	1,080
New York State, Dormitory Authority, Mount Sanai School of Medicine Project, Ser A, RB
5.000%, 07/01/17	1,000	1,102
New York State, Dormitory Authority, Mount Sinai Hospital Project, Ser A, RB
5.000%, 07/01/18	795	872
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, RB
Callable 07/01/19 @ 100
5.500%, 07/01/25	1,000	1,079
New York State, Dormitory Authority, New York University Project, Ser A, RB, NATL
6.000%, 07/01/19	100	122
New York State, Dormitory Authority, New York University Project, Ser B, RB
5.000%, 07/01/16	500	579

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, Rochester Institute of Technology Project, Ser A, RB, AMBAC
5.000%, 07/01/13	$1,000	$1,086
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/19 @ 100
5.250%, 02/15/22	1,000	1,133
New York State, Dormitory Authority, Ser B, RB
5.000%, 07/01/16	500	585
New York State, Dormitory Authority, Ser B, RB, AMBAC
5.500%, 03/15/24	1,000	1,177
New York State, Dormitory Authority, Siena College Project, RB, NATL
5.000%, 07/01/16	500	561
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
5.500%, 05/15/13	810	866
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, AMBAC
5.250%, 05/15/15	1,170	1,317
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, FGIC
7.500%, 05/15/13	600	690
New York State, Dormitory Authority, The New School Project, RB
5.000%, 07/01/16	505	568
New York State, Environmental Facilities Authority, Revolving Funds—New York City Municipal Water Project, Ser A, RB
Callable 06/15/18 @ 100
5.000%, 06/15/24	1,500	1,654
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
5.000%, 11/15/16	1,000	1,180
New York State, Local Government Services, Ser E, RB
6.000%, 04/01/14	1,020	1,131
New York State, Local Government Services, Sub-Ser A-5/6, RB
5.000%, 04/01/18	1,000	1,175

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Mortgage Agency, Homeowner Mortgage Project, Ser 98, RB
Callable 04/01/11 @ 100
5.050%, 10/01/17	$825	$830
New York State, Mortgage Agency, RB
Callable 11/01/19 @ 100
5.250%, 11/01/20	1,000	1,061
New York State, Thruway Authority, Ser B, RB
Callable 10/01/18 @ 100
5.000%, 04/01/20	1,000	1,116
New York State, Thruway Authority, Ser B, RB
5.250%, 04/01/18	1,000	1,174
New York State, Thruway Authority, Ser B, RB, AGM
5.000%, 04/01/15	800	916
New York State, Thruway Authority, Ser B, RB, NATL-RE FGIC
Callable 10/01/15 @ 100
5.000%, 04/01/16	1,000	1,147
New York State, Triborough Bridge & Tunnel Authority, RB, NATL
5.500%, 11/15/20	750	903
New York State, Triborough Bridge & Tunnel Authority, Ser C, RB
5.000%, 11/15/15	1,000	1,160
New York State, Urban Development Authority, Personal Income Tax Project, RB, AMBAC
5.500%, 03/15/18	1,000	1,189
New York State, Urban Development Authority, Personal Income Tax Project, Ser A1, RB
5.000%, 12/15/16	250	294
New York State, Urban Development Authority, Personal Income Tax Project, Ser A-1, RB
5.000%, 12/15/17	1,000	1,177
New York State, Urban Development Authority, Personal Income Tax Project, Ser A-1, RB, AMBAC
5.000%, 12/15/15	1,000	1,165
New York State, Urban Development Authority, Service Contract, RB, AGM
5.000%, 01/01/15	500	565
New York State, Urban Development Authority, Service Contract, Ser A, RB
5.000%, 01/01/15	500	562

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Sales Tax Asset Receivable, Ser A, RB, NATL
Callable 10/15/14 @ 100
5.000%, 10/15/17	$1,000	$1,112
Westchester County, Ser C, GO
5.000%, 11/01/17	500	605
Yonkers, Ser A, GO, AGM
5.000%, 05/01/17	300	337
Yonkers, Ser A, GO, NATL
5.000%, 08/01/13	1,500	1,611

		90,865

Puerto Rico — 11.1%
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	500	569
Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, NATL
5.000%, 07/01/19	500	550
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser B, RB
5.000%, 12/01/15	750	802
Puerto Rico Commonwealth, Highway & Transportation Authority, RB, AGM
5.500%, 07/01/25	1,740	1,905
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser CC, RB
5.000%, 07/01/16	2,100	2,247
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser E, RB, AGM
5.500%, 07/01/19	750	838
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14	10	11
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14 (D)	115	136
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding Program, RB
5.000%, 12/01/13	515	559
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax, Ser C, RB, AMBAC
5.500%, 07/01/16	500	546
5.500%, 07/01/18	1,000	1,080

Description	Face Amount ($Thousands) /Shares	Value ($ Thousands)

Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser N, RB
5.250%, 07/01/17	$765	$820
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/21	1,250	1,368

		11,431

Total Municipal Bonds (Cost $98,082) ($ Thousands)		102,807

CASH EQUIVALENT — 0.0%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A,
0.050% †(E)	21,052	21

Total Cash Equivalent (Cost $21) ($ Thousands)		21

Total Investments — 99.7% (Cost $98,103) ($ Thousands)@		$102,828

Percentages are based on Net Assets of $103,186 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2010. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on November 30, 2010. The coupon on a step bond changes on a specified date.

(D)	Security is escrowed to maturity.

(E)	Rate shown is the 7-day effective yield as of November 30, 2010.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

CIFG — CDC IXIS Financial Guaranty

Cl — Class

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

Radian — Radian Asset Assurance

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

XLCA — XL Capital Assurance

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

November 30, 2010

@ At November 30, 2010, the tax basis cost of the Fund’s investments was $98,103 ($ Thousands), and the unrealized appreciation and depreciation were $5,026 ($ Thousands) and $(301) ($Thousands) respectively.

The following is a summary of the inputs used as of November 30, 2010 valuing the Fund’s investments in accordance with ASC 820 carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$102,807	$—	$102,807
Cash Equivalent	21	—	—	21

Total Investments in Securities	$21	$102,807	$—	$102,828

During the period ended November 30, 2010 there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.1%

Guam — 1.4%
Territory of Guam, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	$1,000	$1,023

Pennsylvania — 88.1%
Adams County, Industrial Development Authority, Gettysburg College Project, RB
5.000%, 08/15/19	1,000	1,105
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser A, RB
5.000%, 05/15/18	1,000	1,083
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser B, RB
5.250%, 06/15/15	1,000	1,123
Allegheny County, Industrial Development Authority, Duquesne Light Project, RB, AMBAC
4.350%, 12/01/13	575	602
Allegheny County, Residential Finance Authority, Single-Family Mortgage Project, Ser CC-1, RB
Callable 01/03/11 @ 100
5.200%, 05/01/17	565	566
Allegheny County, Sanitation Authority, RB, AGM
Callable 12/01/20 @ 100
5.000%, 06/01/24	1,000	1,076
Allegheny County, Ser C-56, GO, AGM
5.000%, 10/01/15	1,000	1,135
Bensalem Township, Water & Sewer Authority, RB
Callable 01/03/11 @ 100
6.750%, 12/01/14 (A)	60	65
Berks County, GO, AMBAC
5.850%, 11/15/18	1,000	1,223
Bethel Park, School District, GO
Callable 08/01/19 @ 100
5.000%, 08/01/22	1,000	1,081
Cambria County, Hospital Development Authority, Conemaugh Valley Memorial Hospital Project, RB
Callable 01/03/11 @ 100
7.625%, 09/01/11 (A)	39	40

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Central Dauphin County, School District, GO, NATL
Pre-Refunded @ 100
6.000%, 02/01/16 (B)	$1,000	$1,223
Chester County, Ser C, GO
5.000%, 07/15/19	1,000	1,177
Delaware County, Healthcare Authority, Mercy Health Project, Ser A, RB
Callable 01/03/11 @ 100
5.125%, 11/15/12 (A)	50	50
Delaware County, Higher Education Authority, Haverford College Project, RB
Callable 05/15/20 @ 100
5.000%, 11/15/21	775	879
Delaware River, Joint Toll Bridge Commission, RB
5.250%, 07/01/13	500	544
Delaware River, Pennsylvania & New Jersey Port Authority, Delaware Bridges Project, RB
Callable 01/03/11 @ 100
6.500%, 01/15/11 (A)	50	50
Derry Township, Sanitation Sewer Authority, RB
Callable 01/03/11 @ 100
6.250%, 08/01/12 (A)	10	10
Dover Township, Sewer Authority, RB
Callable 01/03/11 @ 100
6.250%, 05/01/12 (A)	10	10
Erie County, Hospital Authority, Erie County Geriatric Project, RB
Callable 01/03/11 @ 100
6.250%, 07/01/11 (A)	20	20
Franklin County, Industrial Development Authority, Chambersburg Hospital Project, RB
5.000%, 07/01/18	1,000	1,077
Horsham Township, Water & Sewer Authority, RB, NATL
6.700%, 01/01/11 (A)	5	5
Lancaster Area, Sewer Authority, RB
Callable 01/03/11 @ 100
6.000%, 04/01/12 (A)	95	99
Lancaster Area, Sewer Authority, RB
6.750%, 04/01/12 (A)	5	5
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB
Callable 03/15/17 @ 100
5.000%, 03/15/20	1,000	1,069
Lancaster, Parking Authority, RB
Callable 01/03/11 @ 100
5.750%, 01/01/12 (A)	5	5

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Langhorne Manor Boro, Higher Education Authority, Woods Services Project, RB, Radian
Callable 11/15/11 @ 100
4.950%, 11/15/16	$485	$490
Luzerne County, Ser C, GO, NATL- RE FGIC
5.250%, 12/15/15	1,000	1,102
McKeesport Area, School District, Ser C, GO
Callable 01/03/11 @ 100
5.000%, 04/01/13 (A)	205	213
Meadville Area, Water Authority, RB, AGM
5.125%, 07/01/14	435	487
Montgomery County, Higher Education & Health Authority, Dickinson College Project, Ser FF- 1, RB, CIFG
5.000%, 05/01/16	1,140	1,273
Montgomery County, Industrial Development Authority, Montenay Project, Ser A, RB, NATL
5.250%, 11/01/14	1,000	1,081
Montgomery County, Ser C, GO
Callable 12/15/19 @ 100
5.000%, 12/15/23	1,000	1,126
North Wales, Water Authority, Ser A, RB
5.000%, 11/01/17	1,350	1,572
Northampton County, Higher Education Building Authority, Moravian College Project, RB, Radian
Callable 01/03/11 @ 100
5.125%, 07/01/19	470	471
Northampton County, Industrial Development Authority, Moravian Hall Square Project, RB, Radian
Callable 01/01/13 @ 100
5.500%, 07/01/15	995	1,003
Northampton/Bucks County, Municipal Authority, RB
Callable 01/03/11 @ 100
6.750%, 11/01/13 (A)	10	11
Penn State University, Ser A, RB
Callable 03/01/19 @ 100
5.000%, 03/01/22	835	937
Penn State University, Ser B, RB
5.250%, 08/15/21	1,000	1,179
Pennsylvania State, Economic Development Financing Authority, Colver Project, Ser F, AMT, RB, AMBAC
5.000%, 12/01/14	2,000	2,014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Economic Development Financing Authority, York Water Project, Ser A, AMT, RB, XLCA
Callable 04/01/14 @ 100
5.000%, 04/01/16	$1,450	$1,468
Pennsylvania State, Higher Educational Facilities Authority, Allegheny Delaware Valley Obligation Project, Ser A, RB, NATL
Callable 01/03/11 @ 100
5.875%, 11/15/16	25	25
Pennsylvania State, Higher Educational Facilities Authority, Allegheny Delaware Valley Obligation Project, Ser C, RB, NATL
Callable 01/03/11 @ 100
5.875%, 11/15/18	2,000	1,938
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19	500	586
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Trustees Project, Ser B, RB
5.250%, 09/01/15	1,070	1,250
Pennsylvania State, Higher Educational Facilities Authority, Carnegie Mellon University Project, RB
Callable 02/01/19 @ 100
5.000%, 08/01/19	1,000	1,152
5.000%, 08/01/21	1,000	1,118
Pennsylvania State, Higher Educational Facilities Authority, Ser AJ, RB
Callable 06/15/19 @ 100
5.000%, 06/15/20	1,500	1,703
Pennsylvania State, Higher Educational Facilities Authority, Ser AL, RB
5.000%, 06/15/18	1,000	1,154
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University Project, RB
Callable 03/01/20 @ 100
5.000%, 03/01/23	1,465	1,566
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, Special Tax
5.000%, 06/15/18	1,000	1,162

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Ser 1, GO
Pre-Refunded @ 100
5.000%, 05/15/18 (B)	$1,000	$1,196
Pennsylvania State, Ser 2, GO
Pre-Refunded @ 100
5.000%, 01/01/16 (B)	1,000	1,171
Pennsylvania State, Ser 3, GO, AGM
5.375%, 07/01/20	1,000	1,204
Pennsylvania Turnpike Commission, Ser B, RB
Callable 12/01/19 @ 100
5.000%, 12/01/20	2,000	2,249
Philadelphia, Airport Revenue Authority, Ser C, AMT, RB
5.000%, 06/15/18	1,000	1,067
Philadelphia, Gas Works Authority, Ser B, RB, NATL
7.000%, 05/15/20 (A)	880	1,047
Philadelphia, GO, CIFG
Callable 08/01/16 @ 100
5.000%, 08/01/17	1,000	1,062
Philadelphia, School District, Ser B, GO, AMBAC
5.000%, 04/01/13	500	537
Philadelphia, School District, Ser C, GO
5.000%, 09/01/20	1,000	1,079
Philadelphia, Water & Wastewater Authority, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/25	1,000	1,059
Philadelphia, Water & Wastewater Authority, Ser A, RB, AMBAC
5.000%, 08/01/15	1,000	1,121
Philadelphia, Water & Wastewater Authority, Ser C, RB, AGM
5.000%, 08/01/18	400	454
Pittsburgh, Public Parking Authority, Saint Francis General Hospital Project, RB
Callable 01/03/11 @ 100
6.625%, 10/01/12 (A)	15	16
Pittsburgh, Ser A, GO, AMBAC
5.500%, 09/01/14	1,325	1,375
Pittsburgh, Urban Redevelopment Authority, Triangle Tax Increment, Ser A, TA
Callable 01/03/11 @ 100
6.000%, 12/01/11 (C)	1,100	1,129
Pittsburgh, Urban Redevelopment Authority, Triangle Tax Increment, Ser B, TA
Callable 01/03/11 @ 100
6.250%, 03/15/15 (C)	1,300	1,304
Quakertown, Hospital Authority, Community Hospital Project, RB
7.125%, 01/01/11 (A)	20	20

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Reading Area, Water Authority, RB, AGM
Callable 06/01/17 @ 100
5.000%, 12/01/21	$2,080	$2,249
South Fayette Township, Sanitation Authority, RB
Callable 01/03/11 @ 100
6.375%, 11/01/12 (A)	30	32
Southcentral, General Revenue Authority, Hanover Hospital Project, RB, Radian
Callable 06/01/12 @ 100
4.900%, 12/01/14	545	552
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/18	1,000	1,113
Spring Ford Area, School District, GO, AGM
Callable 09/01/15 @ 100
5.000%, 09/01/21	1,000	1,089
Susquehanna Township, Sewer Authority, RB
Callable 01/03/11 @ 100
6.000%, 11/15/13 (A)	25	27
University of Pittsburgh, University Capital Project, Ser A, RB
5.250%, 09/15/18	1,000	1,189
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 03/15/19 @ 100
5.500%, 09/15/22	500	579
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 09/15/19 @ 100
5.250%, 09/15/23	1,000	1,128
Upper Allen Township, Sewer Authority, RB
Callable 01/03/11 @ 100
5.750%, 04/01/13 (A)	105	113
Willistown Township, Municipal Sewer Authority, RB
Callable 01/03/11 @ 100
6.000%, 01/01/15 (A)	10	11
York Township, Water & Sewer Authority, RB
5.900%, 08/01/13 (A)	55	62

		66,637

Puerto Rico — 8.6%
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	500	569
Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, NATL
5.000%, 07/01/19	500	550

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

November 30, 2010

Description	Face Amount ($ Thousands) /Shares	Value ($ Thousands)

Puerto Rico Commonwealth, Highway & Transportation Authority, Ser AA, RB, NATL
5.500%, 07/01/19	$1,000	$1,068
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser N, RB
5.500%, 07/01/24	1,000	1,043
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/16	1,000	1,090
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO, NATL
5.500%, 07/01/18	1,000	1,084
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/21	1,000	1,094

		6,498

Total Municipal Bonds (Cost $72,181) ($ Thousands)		74,158

CASH EQUIVALENT — 0.4%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.050% †(D)	326,504	327

Total Cash Equivalent (Cost $327) ($ Thousands)		327

Total Investments — 98.5% (Cost $72,508) ($ Thousands)@		$74,485

Percentages are based on Net Assets of $75,647 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Securities are held in connection with a letter of credit issued by a major bank.
(D)	Rate shown is the 7-day effective yield as of November 30, 2010.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

CIFG — CDC IXIS Financial Guaranty

Cl — Class

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

Radian — Radian Asset Assurance

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

@ At November 30, 2010, the tax basis cost of the Fund’s investments was $72,484 ($ Thousands), and the unrealized appreciation and depreciation were $2,461 ($ Thousands) and $(460) ($Thousands) respectively.

The following is a summary of the inputs used as of November 30, 2010 valuing the Fund’s investments in accordance with ASC 820 carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$74,158	$—	$74,158
Cash Equivalent	327	—	—	327

Total Investments in Securities	$327	$74,158	$—	$74,485

During the period ended November 30, 2010 there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 69.3%

Alabama — 0.7%
Colbert County, Northwest Alabama Health Care Authority, RB
Callable 06/01/13 @ 101
5.750%, 06/01/27	$800	$751
Montgomery, Medical Clinic Board, Jackson Hospital & Clinic Project, RB
Callable 03/01/16 @ 100
5.250%, 03/01/36	750	678
Tuscaloosa, Educational Building Authority, Stillman College Project, Ser A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/26	500	466

		1,895

Alaska — 0.5%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
Callable 12/01/17 @ 100
6.000%, 12/01/36	200	115
Boro of Matanuska-Susitna, Goose Creek Correctional Center Project, RB, AGM
Callable 09/01/19 @ 100
6.000%, 09/01/32	1,000	1,112

		1,227

Arizona — 2.2%
Arizona State, School Facilities Board, COP
5.000%, 09/01/12	250	265
Chandler, GO
Callable 07/01/18 @ 100
4.000%, 07/01/20	1,000	1,060
Mohave County, Industrial Development Authority, Mohave Prison LLC Expansion Project, RB
Callable 05/01/19 @ 100
8.000%, 05/01/25	400	451
Pima County, Industrial Development Authority, American Charter Schools Fundation Project, Ser A, RB
Callable 07/01/17 @ 100
5.625%, 07/01/38	250	230
Pima County, Industrial Development Authority, Tucson Electric Power Project, RB
Callable 01/12/15 @ 100
5.750%, 09/01/29	1,000	1,016

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/20	$500	$504
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
Callable 03/01/13 @ 100
6.375%, 09/01/29	1,250	1,277
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
Callable 06/01/17 @ 100
5.000%, 06/01/37	265	205
Salt Verde, Financial Authority, RB
5.000%, 12/01/37	500	438

		5,446

California — 5.0%
ABAG, Finance Authority of Nonprofit, Sharp Health Care Project, RB
Callable 08/01/19 @ 100
6.250%, 08/01/39	400	432
California State, Economic Recovery Authority, Ser A, GO
Callable 07/01/16 @ 100
5.000%, 07/01/22	1,000	1,058
California State, GO
Callable 04/01/19 @ 100
6.000%, 04/01/38	2,000	2,104
California State, Health Facilities Financing Authority, Catholic Healthcare West Project, Ser A, RB
Callable 07/01/19 @ 100
6.000%, 07/01/39	1,000	1,041
California State, Health Facilities Financing Authority, Cedars- Sinai Medical Center Project, RB
Callable 08/15/19 @ 100
5.000%, 08/15/34	2,000	1,904
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB
Callable 11/01/19 @ 100
6.500%,11/01/38	1,000	1,059
California State, Municipal Finance Authority, Biola University Project, RB
Callable 04/01/18 @ 100
5.875%, 10/01/34	250	255
California State, Statewide Communities Development Authority, American Baptist Homes West Project, RB
4.250%, 10/01/15	1,000	1,014

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Golden State, Tobacco Securitization, Ser A-1, RB
Callable 06/01/17 @ 100
5.750%, 06/01/47	$500	$357
Long Beach, Special Tax, Towne Center Project
Callable 10/01/18 @ 100
5.400%, 10/01/23	650	639
Palomar Pomerado, Healthcare Authority, Ser D, COP
Callable 11/01/20 @ 100
5.250%, 11/01/21	1,000	971
Port of Oakland, Ser K, AMT, RB, NATL-RE FGIC
Callable 01/03/11 @ 100
5.750%, 11/01/12	495	497
San Francisco City & County, Airports Commission, Ser 32F, RB, NATL-RE FGIC
5.000%, 05/01/15	1,000	1,123
University of California, Regents Medical Center Project, RB, NATL
0.801%, 05/15/30 (A)	250	166

		12,620

Colorado — 2.5%
Colorado State, Health Facilities Authority, Valley View Hospital Association Project, RB
Callable 05/15/18 @ 100
5.750%, 05/15/36	500	501
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	2,000	2,184
6.250%, 11/15/28	650	693
Denver, Regional Transportation District, RB
Callable 07/15/20 @ 100
6.000%, 01/15/34	500	506
E-470, Public Highway Authority, Ser C, RB
Callable 09/01/20 @ 100
5.375%, 09/01/26	2,500	2,371

		6,255

Delaware — 0.2%
Delaware State, Economic Development Authority, RB
Callable 08/01/20 @ 100
5.400%, 02/01/31	500	500

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Florida — 2.2%
Citizens Property Insurance, High Risk - Senior Secured, Ser A-1, RB
5.000%, 06/01/16	$1,200	$1,257
Florida State, University Square Community Development Authority, Ser A-1, SAB
Callable 05/01/17 @ 100
5.875%, 05/01/38	150	133
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB
Callable 04/01/16 @ 100
5.500%, 04/01/38	500	503
Miami-Dade County, RB
Callable 10/01/19 @ 100
5.500%, 10/01/36	1,000	1,012
Seminole Indian Tribe, Gaming Division Project, Ser 2010A, RB
Callable 10/01/13 @ 104
5.125%, 10/01/17	2,000	1,957
Seminole Indian Tribe, Special Obligation, Ser A, RB
Callable 10/01/17 @ 100
5.250%, 10/01/27	250	224
St. Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Callable 08/01/20 @ 100
5.875%, 08/01/40	500	496

		5,582

Georgia — 1.8%
Atlanta, Downtown Development Authority, Underground Project, Ser A, RB, AGM
4.000%, 07/01/11	500	508
DeKalb County, Hospital Authority, DeKalb Medical Center Project, RB
Callable 09/01/20 @ 100
6.125%, 09/01/40	1,000	995
Georgia State, Medical Center Hospital Authority, Spring Harbor Green Island Project, RB
Callable 07/01/17 @ 100
5.250%, 07/01/37	600	472
Georgia State, Municipal Electric Authority, Project One, Sub-Ser A, RB
5.250%, 01/01/17	450	511
Georgia State, Municipal Electric Authority, Vogtle Units 3 & 4 Project, Ser B, RB
5.000%, 04/01/17	1,000	1,125

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Main Street Natural Gas, Ser A, RB
5.000%, 03/15/12	$1,000	$1,039

		4,650

Hawaii — 0.2%
Hawaii Pacific Health, Special Purpose, Ser B, RB
Callable 07/01/20 @ 100
5.750%, 07/01/40	500	496

Idaho — 0.1%
Idaho State, Health Facilities Authority, Trinity Health Group Project, Ser B, RB
Callable 12/01/18 @ 100
6.250%, 12/01/33	250	275

Illinois — 4.4%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA
Callable 11/01/17 @ 100
5.700%, 05/01/36	250	203
Chicago, Midway Airport, Second Lien, Ser B, RB
5.000%, 01/01/34 (A)	2,000	2,181
Chicago, O’Hare International Airport, Third Lien, Ser B, RB, NATL
5.250%, 01/01/16	1,090	1,224
Hillside Village, Mannheim Redevelopment Project, Ser Senior Lien, TA
Callable 01/01/18 @ 102
7.000%, 01/01/28	500	439
Illinois State, Finance Authority, Alexian Brothers Health Systems Project, RB
4.000%, 02/15/13	500	515
Illinois State, Finance Authority, Fairview Obligation Group Project, Ser A, RB
Callable 08/15/18 @ 100
6.250%, 08/15/35	500	340
Illinois State, Finance Authority, Leafs Hockey Club Project, Ser A, RB
6.000%, 03/01/37 (B)	300	75
Illinois State, Finance Authority, Little Mary Hospital and Health Project, RB
Callable 08/15/15 @ 105
5.375%, 08/15/40	1,000	923

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois State, Finance Authority, Monarch Landing Facilities Project, Ser A, RB
7.000%, 12/01/37 (B)	$183	$16
Illinois State, Finance Authority, Navistar International - Recovery Zone Project, RB
Callable 10/15/20 @ 100
6.500%, 10/15/40	1,500	1,511
Illinois State, Finance Authority, OSF Healthcare Systems Project, Ser A, RB
Callable 05/15/19 @ 100
7.125%, 11/15/37	1,000	1,072
Illinois State, Finance Authority, Peoples Gas Light & Coke Project, RB
2.125%, 03/01/30 (A)	500	490
Illinois State, Finance Authority, Provena Health Project, Ser A, RB
5.000%, 05/01/11	250	253
Illinois State, Finance Authority, Sherman Health Systems Project, Ser A, RB
Callable 08/01/17 @ 100
5.500%, 08/01/37	250	225
Illinois State, GO
1.823%, 01/01/11	1,500	1,501
Southwestern Illinois, Development Authority, Comprehensive Mental Health Center Project, RB
Callable 06/01/17 @ 103
6.625%, 06/01/37	150	136

		11,104

Indiana — 1.8%
Indiana State, Finance Authority, Ascension Health Project, Ser A- 7, RB
5.000%, 10/01/26 (A)	500	557
Indiana State, Finance Authority, Educational Facilities - Historical Project, RB
Callable 07/01/20 @ 100
5.000%, 07/01/40	375	330
Indiana State, Finance Authority, U.S. Steel Project, RB
Callable 06/01/20 @ 100
6.000%, 12/01/26	500	506
Indiana State, Municipal Power Agency, Ser B, RB
Callable 01/01/14 @ 100
5.750%, 01/01/34	1,000	1,038

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana State, Municipal Power Agency, Ser B, RB
Callable 01/01/19 @ 100
6.000%, 01/01/39	$1,000	$1,045
Jasper County, Pollution Control Board, Ser C, RB, NATL
5.850%, 04/01/19	1,000	1,092

		4,568

Iowa — 0.3%
Deerfield, Senior Living Facilities Finance Authority, Retirement Community Project, Ser A, RB
Callable 11/15/17 @ 100
5.500%, 11/15/27	250	179
5.500%, 11/15/37	900	584

		763

Kansas — 1.7%
Kansas State, Development Finance Authority, Adventist Health Project, RB
Callable 11/15/19 @ 100
5.750%, 11/15/38	500	536
Manhattan, Healthcare Facilities Authority, Meadowlark Hills Retirement Project, Ser A, RB
Callable 05/15/17 @ 100
5.000%, 05/15/36	1,500	1,151
Manhattan, Healthcare Facilities Authority, Meadowlark Hills Retirement Project, Ser B, RB
Callable 05/15/14 @ 103
5.125%, 05/15/37	750	588
5.125%, 05/15/42	1,200	920
Wichita, Facilities Improvement Authority, Ser III A, RB
Callable 11/15/19 @ 100
5.000%, 11/15/34	1,000	988

		4,183

Kentucky — 1.1%
Kentucky State, Economic Development Finance Authority, Baptist Healthcare Systems Project, Ser A, RB
Callable 08/15/18 @ 100
5.375%, 08/15/24	1,000	1,070
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health Systems Project, Ser A, RB
Callable 06/01/20 @ 100
6.375%, 06/01/40	500	500

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ohio County, Pollution Control Revenue Authority, Big Rivers Electric Corporation Project, Ser A, RB
Callable 07/15/20 @ 100
6.000%, 07/15/31	$250	$250
Owen County, Waterworks System Revenue Authority, American Water Company Project, Ser B, RB
Callable 09/01/19 @ 100
5.625%, 09/01/39	1,000	1,007

		2,827

Louisiana — 1.7%
Louisiana State, Citizens Property Insurance, Ser C-3, RB, AGM
Callable 06/01/18 @ 100
6.125%, 06/01/25	1,500	1,704
Louisiana State, Local Government Environmental Facilities & Community Development Auth, Westlake Chemical Project, Ser A-2, RB
Callable 11/01/20 @ 100
6.500%, 11/01/35	750	761
New Orleans, Aviation Board, Ser A1, RB, AGM
Callable 01/01/19 @ 100
6.000%, 01/01/23	500	557
St. John Baptist Parish, Marathon Oil Project, Ser A, RB
Callable 06/01/17 @ 100
5.125%, 06/01/37	1,300	1,192

		4,214

Maine — 0.4%
Maine State, Health & Higher Educational Facilities Authority, Ser A, RB
3.000%, 07/01/12	1,000	1,031

Maryland — 0.5%
Maryland State, Economic Development, University of Maryland College Park Project, RB
Callable 06/01/18 @ 100
5.750%, 06/01/33	1,000	1,008

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Maryland State, Health & Higher Educational Facilities Authority, King Farm Presbyterian Community Project, Ser A, RB
Callable 01/01/17 @ 100
5.300%, 01/01/37	$300	$218

		1,226

Massachusetts — 1.8%
Massachusetts State, Development Finance Agency, Adventcare Project, Ser A, RB
Callable 10/15/17 @ 100
6.750%, 10/15/37	250	225
Massachusetts State, Development Finance Agency, Foxborough Regional Charter School Project, Ser A, RB
Callable 07/01/20 @ 100
7.000%, 07/01/42	1,500	1,503
Massachusetts State, Educational Financing Authority, Ser I, RB
Callable 01/01/20 @ 100
6.000%, 01/01/28	1,500	1,605
Massachusetts State, Health & Educational Facilities Authority, Lowell General Hospital Project, Ser C, RB
Callable 07/01/20 @ 100
5.125%, 07/01/35	250	232
Massachusetts State, Ser A, GO
Callable 08/01/12 @ 100
0.660%, 02/01/13 (A)	1,000	1,002

		4,567

Michigan — 2.1%
Detroit, GO
Callable 11/01/20 @ 100
5.250%, 11/01/35	900	867
Grand Traverse Academy, RB
Callable 11/01/17 @ 100
5.000%, 11/01/36	300	235
Michigan State, Hospital Finance Authority, Henry Ford Health System Project, Ser A, RB
Callable 11/15/16 @ 100
5.000%, 11/15/38	1,000	906
Michigan State, Municipal Bond Authority, Ser B, RB
5.000%, 03/21/11	2,000	2,017
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB
Callable 09/01/17 @ 102
6.500%, 09/01/37	750	725

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Royal Oak Hospital, Finance Authority, William Beaumont Hospital Project, RB
Callable 09/01/18 @ 100
8.250%, 09/01/39	$500	$585

		5,335

Minnesota — 2.3%
Duluth, Housing & Redevelopment Authority, Public Schools Academy Project, Ser A, RB
Callable 11/01/18 @ 102
5.875%, 11/01/40	500	461
Falcon Heights, Kaleidoscope Charter School Project, Ser A, RB
Callable 11/01/15 @ 100
6.000%, 11/01/37	100	83
Faribault, Senoir Housing Authority, Senior Living LLC Project, RB
Callable 05/01/18 @ 102
6.750%, 05/01/36	315	311
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Callable 11/15/18 @ 100
6.750%, 11/15/32	300	330
Minnesota State, Higher Education Facilities Authority, Bethel University Project, Ser 6-R, RB
Callable 05/01/17 @ 100
5.500%, 05/01/37	1,000	927
Minnesota State, Higher Education Facilities Authority, Gustavus Adolfus Project, Ser B, RB
4.000%, 10/01/19	625	640
Minnesota State, Higher Education Facilities Authority, Scholastic College Project, Ser H, RB
Callable 12/01/19 @ 100
5.250%, 12/01/35	1,500	1,442
Northern Minnesota, Municipal Power Agency, Ser A-1, RB
5.000%, 01/01/19	1,000	1,109
Washington County, Housing & Redevelopment Authority, Birchwood & Woodbury Projects, Ser A, RB
Callable 06/01/17 @ 100
5.625%, 06/01/37	500	446

		5,749

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Mississippi — 0.5%
Mississippi State, Business Finance Authority, Energy Restoration Project, RB
Callable 12/28/10 @ 100
5.875%, 04/01/22	$1,300	$1,288

Missouri — 0.6%
Manchester, Highway 141/Manchester Road Project, TA
Callable 11/01/19 @ 100
6.875%, 11/01/39	250	249
Missouri State, Health & Educational Facilities Authority, Lake Regional Health System Project, RB
3.000%, 02/15/11	200	200
3.000%, 02/15/13	725	727
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB, NATL
Callable 01/01/16 @ 100
5.000%, 01/01/20	420	433

		1,609

Nebraska — 0.2%
Nebraska State, Educational Finance Authority, Creighton University Project, Ser B, RB
Callable 12/02/10 @ 100
0.280%, 12/15/12 (A)	600	600

New Hampshire — 0.3%
New Hampshire State, Business Finance Authority, Huggins Hospital Project, RB
Callable 10/01/19 @ 100
6.875%, 10/01/39	500	501
New Hampshire State, Health & Education Facilities Authority, University of New Hampshire Project, RB
Callable 12/02/10 @ 100
0.210%, 07/01/33 (A)	100	100
New Hampshire State, Health & Education Facilities Authority, University of New Hampshire Project, Ser B, RB
Callable 12/02/10 @ 100
0.200%, 07/01/33 (A)	200	200

		801

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey — 2.1%
Burlington County, Bridge Commission, The Evergreens Project, RB
Callable 01/01/18 @ 100
5.625%, 01/01/38	$250	$209
New Jersey State, Economic Development Authority, Lawrenceville School Project, RB
Callable 01/03/11 @ 100
0.120%, 07/01/31 (A)	2,000	2,000
New Jersey State, Economic Development Authority, Seashore Gardens Project, RB
Callable 11/01/16 @ 100
5.375%, 11/01/36	300	238
New Jersey State, Economic Development Authority, Ser A, RB
Callable 01/03/11 @ 101
6.000%, 05/15/28	210	181
New Jersey State, Health Care Facilities Financing Authority, Hackensack University Medical Center Project, Ser B, RB
5.000%, 01/01/17	1,000	1,072
New Jersey State, Tobacco Settlement Financing, Ser 1-A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/41	2,500	1,583

		5,283

New Mexico — 0.9%
Farmington, Pollution Control Authority, Ser B, RB
Callable 11/01/20 @ 100
4.700%, 09/01/24	2,000	1,878
Farmington, Pollution Control Authority, Ser D, RB
Callable 06/01/20 @ 100
5.900%, 06/01/40	500	500

		2,378

New York — 2.3%
Brooklyn Arena, Local Development, Barclay’s Center Project, RB
Callable 01/15/20 @ 100
6.375%, 07/15/43	500	511
Monroe County, Ser A, GO, AGM
3.750%, 06/01/11	1,000	1,015

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nassau County, Industrial Development Agency, Amsterdam at Harborside Project, Ser A, RB
Callable 01/01/18 @ 100
6.700%, 01/01/43	$750	$708
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
2.610%, 03/01/16 (A)	250	221
2.028%, 03/01/26 (A)	425	310
2.018%, 03/01/25 (A)	400	296
New York City, Liberty Development Corporation, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/37	1,000	1,051
5.250%, 10/01/35	500	501
New York City, Ser B, GO
0.997%, 08/01/13 (A)	200	197
St. Lawrence County, Industrial Development Agency, Edwards John Noble Hospital Project, RB
Callable 10/01/20 @ 100
6.250%, 10/01/40	1,000	932

		5,742

North Carolina — 1.9%
North Carolina State, Eastern Municipal Power Agency, Ser A, RB
Callable 01/01/18 @ 100
5.250%, 01/01/20	500	544
North Carolina State, Eastern Municipal Power Agency, Ser B, RB
Callable 01/01/19 @ 100
5.000%, 01/01/26	1,000	1,030
North Carolina State, Medical Care Commission, Deerfield Project, Ser A, RB
Callable 11/01/18 @ 100
6.000%, 11/01/33	250	243
North Carolina State, Medical Care Commission, Galloway Ridge Project, Ser A, RB
Callable 01/01/20 @ 100
6.000%, 01/01/39	1,335	1,258
North Carolina State, Medical Care Commission, Rex Healthcare Project, Ser A, RB
5.000%, 07/01/18	500	540
North Carolina State, Medical Care Commission, Village at Brookwood Project, RB
Callable 01/01/14 @ 103
5.250%, 01/01/32	750	584

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Surry County, Northern Hospital District, RB
Callable 04/01/18 @ 100
6.250%, 10/01/38	$500	$508

		4,707

Ohio — 4.8%
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 06/01/17 @ 100
6.500%, 06/01/47	1,150	879
6.000%, 06/01/42	1,435	1,040
5.875%, 06/01/30	2,600	2,012
5.875%, 06/01/47	6,600	4,632
Butler County, Hospital Facilities Revenue Authority, UC Health Project, RB
Callable 11/01/20 @ 100
5.500%, 11/01/40	500	461
Lorain County, Hospital Revenue Authority, RB, AGM
5.250%, 02/01/14	375	406
Lorain County, Port Authority, U.S. Steel Project, RB
6.750%, 12/01/40	750	758
Ohio State, Higher Educational Facilities Authority, Ashland University Project, RB
Callable 09/01/20 @ 100
6.250%, 09/01/24	200	202
Ohio State, Higher Educational Facility Commission, Oberlin College Project, RB
5.000%, 10/01/14	1,000	1,130
Ohio State, Higher Educational Facility Commission, University Hospital Health Systems Project, RB
Callable 01/15/15 @ 100
6.750%, 01/15/39	500	526

		12,046

Oregon — 0.1%
Oregon State, Facilities Authority, Concordia University Project, Ser A, RB
Callable 09/01/20 @ 100
6.375%, 09/01/40	150	151

Pennsylvania — 4.6%
Allegheny County, Higher Education Building Authority, Robert Morris University Project, Ser A, RB
Callable 10/15/18 @ 100
6.000%, 10/15/38	250	253

7	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser A, RB
5.000%, 05/15/18	$500	$541
Allegheny County, Hospital Development Authority, Western Pennsylvania Health System Project, Ser A, RB
Callable 11/15/17 @ 100
5.375%, 11/15/40	1,575	1,103
Cumberland County, Municipal Authority, Asbury Obligation Group, RB
Callable 01/01/20 @ 100
6.000%, 01/01/30	1,500	1,415
Cumberland County, Municipal Authority, Messiah Village Project, Ser A, RB
Callable 07/01/18 @ 100
6.000%, 07/01/35	250	226
Dauphin County, General Authority, Pinnacle Health Systems Project, Ser A, RB
Callable 06/01/19 @ 100
6.000%, 06/01/36	800	823
Delaware County, Industrial Development Authority, Chester Community Charter School Project, Ser A, RB
Callable 08/15/20 @ 100
5.250%, 08/15/30	1,250	1,148
Delaware County, University Revenue Authority, Neumann University Project, RB
Callable 10/01/20 @ 100
5.250%, 10/01/31	1,000	947
Lancaster County, Hospital Authority, Brethren Village Project, Ser A, RB
Callable 07/01/17 @ 100
6.250%, 07/01/26	250	239
Pennsylvania State, Economic Development Financing Authority, Reliant Energy Project, Ser A, AMT, RB
Pre-Refunded @ 103
Callable 06/01/11 @ 103
6.750%, 12/01/36 (C)	800	828
Pennsylvania State, Health Systems Authority, Geisinger Health Project, Ser A, RB
Callable 12/02/10 @ 100
0.300%, 05/15/35 (A)	100	100

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Higher Educational Facilties Authority, Edinboro University Foundation Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/43	$250	$248
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/17 @ 100
5.000%, 07/01/34	250	209
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Hospital Project, Ser A, RB
Callable 01/03/11 @ 100
6.625%, 11/15/23	500	500
Philadelphia, Industrial Development Authority, Global Leadership Academy Project, RB
Callable 11/15/20 @ 100
5.750%, 11/15/30	1,000	937
Philadelphia, Industrial Development Authority, Ser A, RB
Callable 09/15/17 @ 100
5.500%, 09/15/37	250	212
Pittsburgh & Allegheny County, Sports & Exhibition Authority, RB, AGM
4.000%, 02/01/12	500	517
Susquehanna Area, Regional Airport Authority, Ser A, AMT, RB
Callable 01/01/18 @ 100
6.500%, 01/01/38	1,000	981
Wilkes-Barre, Finance Authority, University of Scranton Project, RB
4.000%, 11/01/16	265	288

		11,515

Puerto Rico — 1.3%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Senior Lien, Ser A, RB
Callable 07/01/18 @ 100
6.000%, 07/01/38	1,625	1,673
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser C, RB
Callable 08/01/20 @ 100
5.375%, 08/01/38	1,000	1,008

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Puerto Rico Commonwealth, Ser A, GO
Callable 07/01/18 @ 100
6.000%, 07/01/38	$600	$632

		3,313

South Carolina — 0.9%
South Carolina State, Jobs- Economic Development Authority, Lutheran Homes Project, RB
Callable 05/01/17 @ 100
5.500%, 05/01/28	1,050	905
South Carolina State, Jobs- Economic Development Authority, Woodlands at Furman Project, Ser A, RB
Callable 11/15/17 @ 100
6.000%, 11/15/37	250	176
South Carolina State, Public Service Authority, Ser B, RB, NATL
5.000%, 01/01/19	1,000	1,160

		2,241

Tennessee — 2.4%
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/38	500	485
Knoxville County, Health Educational & Housing Facilities Board, Baptist Health Systems Project, RB
Callable 04/15/12 @ 101
6.500%, 04/15/31	1,000	1,059
Knoxville County, Health Educational & Housing Facilities Board, University Health Systems Project, RB
Callable 04/01/17 @ 100
5.250%, 04/01/36	250	226
Sullivan County, Health Educational & Housing Authority, Wellmont Health Systems Project, Ser C, RB
Callable 09/01/16 @ 100
5.250%, 09/01/36	1,250	1,088
Tennessee State, Energy Acquisition Authority, Ser A, RB
5.250%, 09/01/26	2,000	1,939
Tennessee State, Energy Acquisition Authority, Ser C, RB
5.000%, 02/01/20	400	398
5.000%, 02/01/27	1,000	938

		6,133

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas — 8.5%
Brazos, River Authority, TXU Energy Project, Ser B, AMT, RB
Callable 07/01/13 @ 101
6.300%, 07/01/32 (A)	$375	$129
Brazos, River Authority, TXU Energy Project, Ser D-1, AMT, RB
Callable 07/01/18 @ 100
8.250%, 05/01/33	600	237
Clifton, Higher Education Finance Authority, Uplift Project, Ser A, RB
Callable 12/01/20 @ 100
6.125%, 12/01/40	500	462
Dallas, Independent School District, GO
4.000%, 02/15/11	450	453
Fort Bend County, GO, NATL
Callable 03/01/17 @ 100
4.750%, 03/01/31	500	507
Guadalupe-Blanco, River Authority, Texas Central Project, RB
5.625%, 10/01/17	750	804
Gulf Coast, Waste Disposal Authority, Waste Management of Texas Project, Ser C, AMT, RB
Callable 05/01/16 @ 101
5.200%, 05/01/28	500	490
Harris County, Cultural Education Facilities Finance Authority, Methodist Hospital Systems Project, RB
5.000%, 06/01/12	1,000	1,059
Harris County, Health Facilities Development Authority, Hermann Healthcare Systems Project, Ser B, RB
Callable 12/01/18 @ 100
7.250%, 12/01/35	250	279
Harrison County, Health Facilities Development Authority, RB
4.000%, 07/01/14	1,000	1,018
Houston, Airport Systems Authority, Special Facilities - Continental Airlines Project, Ser B, AMT, RB
Callable 01/03/11 @ 100
6.125%, 07/15/27	1,000	943
Houston, Airport Systems Authority, Special Facilities - Continental Airlines Project, Ser C, AMT, RB
Callable 01/03/11 @ 100
6.125%, 07/15/27	520	490

9	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Houston, Airport Systems Authority, Special Facilities - Continental Airlines Project, Ser E, AMT, RB
Callable 07/01/11 @ 101
6.750%, 07/01/29	$1,000	$1,001
Love Field Airport, Southwest Airlines Modernization Project, RB
Callable 11/01/20 @ 100
5.250%, 11/01/40	2,500	2,306
Lower Colorado, River Authority, RB
5.000%, 05/15/13	750	818
Lubbock, Health Facilities Development Authority, Carillon Project, Ser A, RB
Callable 07/01/16 @ 101
6.500%, 07/01/26	170	155
Lufkin, Health Facilities Development Authority, Memorial Health Systems East Texas Project, RB
Callable 02/15/17 @ 100
5.500%, 02/15/37	250	223
Mission, Economic Development Authority, Allied Waste Project, Ser A, AMT, RB
Callable 04/01/12 @ 100
5.200%, 04/01/18	250	253
North Central Texas, Health Facility Development, Children’s Medical Center - Dallas Project, RB
Callable 08/15/19 @ 100
5.750%, 08/15/39	2,500	2,604
North Texas, Tollway Authority, First Tier, Ser A, RB
Callable 01/01/18 @ 100
5.625%, 01/01/33	250	249
North Texas, Tollway Authority, Second Tier, Ser F, RB
Callable 01/01/18 @ 100
5.750%, 01/01/33	1,700	1,698
North Texas, Tollway Authority, Sub-Ser A, RB
Callable 02/01/20 @ 100
6.250%, 02/01/23	2,000	2,043
Pharr, Higher Education Finance Authority, Ser A, RB
Callable 08/15/19 @ 100
6.500%, 08/15/39	500	510
San Juan, Higher Education Finance Authority, Public Schools Project, Ser A, RB
Callable 08/15/20 @ 100
6.700%, 08/15/40	500	501

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Tarrant County, Cultural Education Facilities Finance Authority, Baylor Healthcare Systems Project, RB
Callable 11/15/18 @ 100
6.250%, 11/15/29	$500	$549
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/23	250	248
5.000%, 12/15/11	250	258
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/26	430	460
Texas State, Ser B, GO
5.000%, 08/01/13	220	243
Titus County, Fresh Water Supply District No. 1, RB
4.500%, 07/01/11	250	254
Tyler, Health Facilities Development Authority, East Texas Medical Center Project, Ser A, RB
Callable 11/01/17 @ 100
5.375%, 11/01/37	150	135
Willacy County, Local Government, Ser A-1, RB
Callable 03/01/12 @ 103
6.875%, 09/01/28	240	211

		21,590

Utah — 0.3%
St. George, Sales Tax, RB
2.500%, 11/01/11	250	254
Utah State, Charter School Finance Authority, Rockwell Charter School Project, Ser A, RB
Callable 02/15/19 @ 100
6.750%, 08/15/28	500	409

		663

Vermont — 0.3%
Vermont State, Economic Development Authority, Central Vermont Public Service Project, RB
5.000%, 12/15/20	750	752

Virginia — 1.1%
Fairfax County, Industrial Development Authority, Inova Health Systems Project, Ser A, RB
Callable 05/15/19 @ 100
5.500%, 05/15/35	1,000	1,059

10	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Fauquier County, Industrial Development Authority, Fauquier Hospital Obligation Group Project, Ser A, RB
Callable 10/01/17 @ 100
5.250%, 10/01/37	$500	$482
James City & County, Economic Development Authority, United Methodist Homes Project, Ser A, RB
Callable 07/01/17 @ 100
5.500%, 07/01/37	200	119
Lewistown, Community Center Development Authority, RB
Callable 03/01/18 @ 100
6.050%, 03/01/27	250	87
Roanoke, Economic Development Authority, Carilion Health System Project, Ser B, RB, AGM
3.000%, 07/01/12	780	796
Virginia State, White Oak Village Shops, Community Development Authority, Special Assessment, SAB
5.300%, 03/01/17	250	251

		2,794

Washington — 1.9%
Skagit County, Public Hospital District No. 1, RB
Callable 12/01/20 @ 100
5.750%, 12/01/35	1,500	1,393
Skagit County, Public Hospital District No. 1, RB
4.000%, 12/01/16	460	457
4.000%, 12/01/17	480	469
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, Ser D, RB
Callable 10/01/18 @ 100
6.375%, 10/01/36	400	437
Washington State, Health Care Facilities Authority, Kadlec Regional Medical Center Project, RB
Callable 12/01/20 @ 100
5.500%, 12/01/39	1,500	1,330
Washington State, Housing Finance Commission, Skyline at First Hill Project, Ser A, RB
Callable 01/01/17 @ 100
5.625%, 01/01/38	1,000	644

		4,730

Description	Face Amount ($ Thousands) /Shares	Value ($ Thousands)

West Virginia — 0.4%
West Virginia State, Economic Development Authority, Amos Project, Ser A, RB
3.125%, 03/01/43(A)	$1,000	$980

Wisconsin — 0.4%
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Group Project, RB
Callable 02/15/14 @ 100
6.625%, 02/15/32	1,000	1,035

Total Municipal Bonds (Cost $178,019) ($ Thousands)		174,864

PREFERRED STOCK — 21.4%

Financials — 18.6%
Aegon
6.500%	6,400	141
6.375%	81,985	1,795
4.000%(A)	13,100	273
Allianz
8.375%	137,400	3,572
American International Group
8.500%(D)	1,700	12
Arch Capital Group
8.000%	16,000	406
7.875%	35,900	909
Axis Capital Holdings
7.250%	32,011	799
Bank of America
8.625%	26,600	667
8.200%	40,000	995
7.250%(D)	1,210	1,125
6.375%	2,000	42
6.204%	31,300	670
Barclays Bank PLC
8.125%	39,430	1,017
7.750%	58,500	1,488
7.100%	1,300	31
6.625%	12,500	291
CoBank ACB
11.000%	30,000	1,633
7.000%	23,000	1,019
Credit Suisse Guernsey
7.900%	112,600	3,015
Deutsche Bank Capital Funding Trust X
7.350%	21,800	552
Deutsche Bank Contingent Capital Trust II
6.550%	101,200	2,416

11	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2010

Description	Shares	Value ($ Thousands)

Deutsche Bank Contingent Capital Trust III
7.600%	15,600	$399
Goldman Sachs Group
6.200%	11,750	288
4.000% (A)	43,800	968
HSBC Finance
6.360%	8,800	206
HSBC Holdings PLC
8.000%	19,800	533
6.200%	65,200	1,541
HSBC USA
4.500% (A)	14,800	359
2.858%	18,300	883
ING Groep
7.050%	42,200	946
6.375%	54,800	1,145
6.200%	6,300	135
KeyCorp
7.750% (D)	5,000	515
MetLife
6.500%	36,500	906
4.000% (A)	14,900	350
Morgan Stanley Group
4.000% (A)	64,100	1,267
PartnerRe
6.750%	31,400	775
6.500%	12,900	315
Pitney Bowes International Holdings
6.125%	1,000	953
PNC Financial Services Group
9.875% (A)	9,100	253
Principal Financial Group
6.518% (A)	5,700	141
5.563% (A)	5,000	444
Prudential PLC
6.750%	53,800	1,341
6.500%	68,200	1,713
RenaissanceRe Holdings
6.600%	29,500	733
6.080%	50,300	1,151
Santander Finance Preferred Unipersonal
10.500%	64,100	1,719
SG Preferred Capital II LLC
6.302% (A)	900	864
US Bancorp
7.875%	27,600	737
3.500% (A)	16,300	361
Wells Fargo
7.500% (D)	2,111	2,084

		46,893

Description	Shares/Face Amount ($ Thousands)	Value ($ Thousands)

Utilities — 2.8%
Alabama Power
6.450%	38,000	$1,013
Georgia Power
6.500%	14,500	1,548
Gulf Power
6.450%	8,000	834
6.000%	5,000	500
Interstate Power & Light
8.375%	24,700	715
7.100%	6,300	164
PPL Electric Utilities
6.250%	75,000	1,870
Wisconsin Public Service
6.880%	5,000	500

		7,144

Total Preferred Stock (Cost $43,377) ($ Thousands)		54,037

CORPORATE BONDS — 8.2%

Financials — 8.2%
ANZ Capital Trust II
5.360%, 12/29/49	$700	718
AXA (A)
6.463%, 12/14/18	2,400	2,184
6.379%, 12/14/36	1,000	920
Barclays Bank PLC (A)
6.278%, 12/15/34	500	447
BBVA International Preferred Unipersonal (A)
5.919%, 12/31/49	2,900	2,334
BNP Paribas (A)
7.195%, 06/29/49	3,300	3,259
Commonwealth Bank of Australia (A)
6.024%, 03/29/49	500	501
Credit Agricole (A)
6.637%, 05/31/49	2,272	1,977
JPMorgan Chase (A)
7.900%, 04/29/49	2,300	2,447
Rabobank Nederland (A)
11.000%, 12/31/49	2,200	2,865
Societe Generale (A)
5.922%, 04/05/17	200	182
Standard Chartered PLC (A)
7.014%, 07/30/37	2,000	2,022

12	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2010

Description	Face Amount ($ Thousands) /Shares	Value ($ Thousands)

Westpac Capital Trust IV(A)
5.256%, 12/29/49	$700	$684

Total Corporate Bonds (Cost $16,928) ($ Thousands)		20,540

CASH EQUIVALENT — 0.7%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A,
0.050% †(E)	1,851,562	1,852

Total Cash Equivalent (Cost $1,852) ($ Thousands)		1,852

Total Investments — 99.6% (Cost $240,176) ($ Thousands)@		$251,293

Percentages are based on Net Assets of $252,281 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2010. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Security in default on interest payment.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(D)	Convertible Security

(E)	Rate shown is the 7-day effective yield as of November 30, 2010.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

LLC — Limited Liability Corporation

NATL — National Public Finance Guarantee Corporation

PLC — Public Limited Company

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

@ At November 30, 2010, the tax basis cost of the Fund’s investments was $239,840 ($ Thousands), and the unrealized appreciation and depreciation were $19,554 ($ Thousands) and $(8,101) ($Thousands) respectively.

The following is a summary of the inputs used as of November 30, 2010 valuing the Fund’s investments in accordance with ASC 820 carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$174,864	$—	$174,864
Preferred Stock	54,037	—	—	54,037
Corporate Bonds	—	20,540	—	20,540
Cash Equivalent	1,852	—	—	1,852

Total Investments in Securities	$55,889	$195,404	$—	$251,293

During the period ended November 30, 2010 there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

13	SEI Tax Exempt Trust / Quarterly Report / November 30, 2010

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: January 27, 2011

By	/s/ Stephen F. Panner
Stephen F. Panner, Controller & CFO

Date: January 27, 2011